SEMI-ANNUAL REPORT
June 30, 2000

ADVANCE CAPITAL I, INC.
An investment company with five funds

                TABLE OF CONTENTS
--------------------------------------------

                                        Page
A Letter to Our Shareholders...............2
Financial Highlights.......................4

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund....................9
     Bond Fund............................14
     Balanced Fund........................19
     Retirement Income Fund...............32
     Cornerstone Stock Fund...............40

Statement of Assets and Liabilities.......42
Statement of Operations...................43
Statement of Changes in Net Assets........44
Notes to Financial Statements.............47

Dear Shareholders:

     Much has changed in six months! The financial markets have turned cautious, the Federal Reserve has stopped raising rates and the Presidential election is fast approaching. Investors are bewildered by the plethora of information swirling around the economy and uncertain about its impact to stocks and bonds.
Some data points to a slowing economy, while other data suggests an accelerating one. One month it appears inflation is tame, the next it's on the rise. This apparent economic ambivalence has left investors cautious and the financial markets very volatile.

     Higher consumer prices and three interest rate hikes by the Federal Reserve since the beginning of the year did not deter investors from bidding up the prices on many technology stocks early in the year. In the first quarter the technology ladened NASDAQ 100 Index had returned almost 26.5 percent and investor euphoria was rampant. Dreams of another year of triple digit returns quickly faded, however, as investors realized that inflation fears could become real and that stock valuations were seriously out of line by historical measures. A tidal wave of doubt crashed through the equity markets and, by the end of May, the NASDAQ 100 had fallen almost 40 percent from its March high. By June, the pressure of higher interest rates began to slow economic activity somewhat and further action by the Fed, at least in the short term, appeared unnecessary. At this same time predictions of strong second quarter corporate earnings began to surface to the surprise of many investors. The upbeat news brought a bit of optimism back to the equity markets and a stocks began to rebound from their lows.

     In the corporate bond market, higher interest rates and sustained inflationary pressures continue to depress prices on investment grade issues. The sentiment in the high yield market is not much better. General investor apathy and a lack of liquidity have depressed high yield bond prices while muting the new issue market. Although many investors anticipate a rebound in this sector during the second half of the year, the average high yield bond declined just over one percent through June 30th. While corporate and high yield bonds languished, the long U.S. Treasury Bond rebounded following the Treasury Department's announcement to retire all thirty year bonds within five years.

     Through the first six months, the Advance Capital I, Inc. Equity Growth Fund increased 16.8 percent, better than the 4.3 percent return of the mid-cap fund index followed by Lipper Analytical Services, Inc. The Balanced Fund returned 3.9 percent for the first six months compared to the 1.7 percent return by the Lipper Balanced Fund Index. The Bond and Retirement Income Funds returned 0.4 percent, respectively, compared to the Lipper BBB Bond Index return of 2.4 percent. The Cornerstone Stock Fund returned
0.3 percent for the six month period, compared to the S&P 500 Index which returned -0.4 percent.

     Although the capital markets are concerned with near term economic growth and inflation, long term prospects remain very favorable. The latest quarterly Gross Domestic Product numbers showed the economy growing at 5.2 percent for the year, well above expectations and significantly higher than the Fed's target of about 3 percent. Strong economic growth, the lowest unemployment rate in thirty years and high consumer spending have forced the Federal Reserve to raise interest rates six times over the last eighteen months. Higher rates should eventually slow economic activity and consumer spending. The challenge for the Fed, however, is to engineer an economic "soft landing".
If interest rates get too high, the economy could be thrown into a recession. On the other hand if growth remains high, the demand for goods will outstrip the supply and inflation will result. The Fed's top priority is maintaining a balance between these economic forces. In the mean time, as expectations about growth and inflation collide, stocks and bonds will remain volatile.

     On the International front, foreign markets continue to stabilize after a turbulent year in 1999. The replacement of Boris Yeltzin in the Kremlin and the cooling of rhetoric between Taiwan and mainland China has brought some calm to Asia. The US Dollar, compared to the Euro and Yen, continues to climb in value which boosts exports from these countries and widens our trade deficit with them. The globalization of world markets has forced companies to be more competitive while selling into emerging markets. This helped boost profit margins and growth rates for many U.S.-based companies. As the world continues its shift toward a free market society, the global economy will mature and drive the strategies and economies of its participating nations.

     The complex issues affecting the financial markets are not new, nor particularly onerous. The degree to which corporate America, the Federal Reserve and the U.S. Government respond to them, however, is critical to future success. As in any period of uncertainty, the best investment approach is to remain focused on your original investment objectives.
The success of the Advance Capital I, Inc. Funds to date has come from adhering to the investment objectives, staying focused on security selection and controlling investment costs. We fully expect this approach will continue to serve our clients well over time. If you have any questions or need service, please call us.


                         Sincerely,



/s/ John C. Shoemaker            /s/ Robert J. Cappelli
John C. Shoemaker	         Robert J. Cappelli


August 14, 2000

                            ADVANCE CAPITAL I, INC.
                            FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------

                                                           EQUITY GROWTH
                                            --------------------------------------------------------------
                                            (Unaudited)
                                            Six months
                                              ended    Years ended December 31
                                             June 30,  -------------------------------------------------
                                               2000      1999       1998       1997       1996       1995
                                            --------   --------  --------   --------   --------   --------
Selected Per-Share Data
  Net asset value, beginning of year           $26.43    $20.05     $17.25     $14.72     $12.53      $9.08
                                            --------   --------  --------   --------   --------   --------

Income from investment operations
  Net investment income (loss)                  (0.11)    (0.14)     (0.10)     (0.09)     (0.07)     (0.03)

  Net realized and unrealized gain (loss)
    on investments                               4.55     10.01       2.90       2.69       2.26       3.48
                                            --------   --------  --------   --------   --------   --------

  Total from investment operations               4.44      9.87       2.80       2.60       2.19       3.45
                                            --------   --------  --------   --------   --------   --------

Less distributions
  Net investment income                          0.00      0.00       0.00       0.00       0.00       0.00

  Net realized gain on investments               0.00     (3.49)      0.00      (0.07)      0.00       0.00
                                            --------   --------  --------   --------   --------   --------

  Total distributions                            0.00     (3.49)      0.00      (0.07)      0.00       0.00
                                            --------   --------  --------   --------   --------   --------

Net asset value, end of period                 $30.87    $26.43     $20.05     $17.25     $14.72     $12.53
                                            ========   ========  ========   ========   ========   ========


Total Return                                    16.80%    50.14%     16.23%     17.68%     17.48%     38.00%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)   $142,848  $114,515    $68,061    $54,332    $38,767    $25,625
  Ratio of expenses to average net assets        1.01%     1.02%      1.02%      1.07%      1.09%      1.12%
  Ratio of net investment income (loss)
    to average net assets                       -0.75%    -0.63%     -0.58%     -0.58%     -0.50%     -0.29%
  Portfolio turnover rate                       23.72%    36.49%     22.34%     20.53%     24.75%     13.86%


                            See Notes To Financial Statements

                          ADVANCE CAPITAL I, INC.
                          FINANCIAL HIGHLIGHTS - Continued
--------------------------------------------------------------

                                                                BOND
                                            --------------------------------------------------------------
                                            (Unaudited)
                                            Six months
                                              ended    Years ended December 31
                                             June 30,  -------------------------------------------------
                                               2000      1999       1998       1997       1996       1995
                                            --------   --------  --------   --------   --------   --------
Selected Per-Share Data
  Net asset value, beginning of year            $9.58    $10.62     $10.52     $10.37     $10.79      $9.61
                                            --------   --------  --------   --------   --------   --------

Income from investment operations
  Net investment income                          0.36      0.75       0.67       0.69       0.70       0.70

  Net realized and unrealized gain (loss)
    on investments                              (0.31)    (1.04)      0.15       0.24      (0.42)      1.18
                                            --------   --------  --------   --------   --------   --------

  Total from investment operations               0.05     (0.29)      0.82       0.93       0.28       1.88
                                            --------   --------  --------   --------   --------   --------

Less distributions
  Net investment income                         (0.36)    (0.75)     (0.67)     (0.69)     (0.70)     (0.70)

  Net realized gain on investments               0.00      0.00      (0.05)     (0.09)      0.00       0.00
                                            --------   --------  --------   --------   --------   --------

  Total distributions                           (0.36)    (0.75)     (0.72)     (0.78)     (0.70)     (0.70)
                                            --------   --------  --------   --------   --------   --------

Net asset value, end of period                  $9.27     $9.58     $10.62     $10.52     $10.37     $10.79
                                            ========   ========  ========   ========   ========   ========


Total Return                                     0.40%    -3.71%      8.12%      9.41%      2.81%     20.15%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)    $53,783   $34,362     $3,746     $4,203     $4,430     $4,527
  Ratio of expenses to average net assets        0.73%     0.73%      0.52%      0.54%      0.55%      0.55%
  Ratio of net investment income to average
    net assets                                   7.65%     6.64%      6.35%      6.65%      6.71%      6.80%
  Portfolio turnover rate                       18.02%    32.43%     11.56%     21.95%     19.77%      6.69%


                        See Notes To Financial Statements

                        ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - Continued
---------------------------------------------------------

                                                                     BALANCED
                                            --------------------------------------------------------------
                                            (Unaudited)
                                            Six months
                                              ended    Years ended December 31
                                             June 30,  -------------------------------------------------
                                               2000      1999       1998       1997       1996       1995
                                            --------   --------  --------   --------   --------   --------
Selected Per-Share Data
  Net asset value, beginning of year           $17.02    $17.13     $15.69     $13.68     $12.57      $9.97
                                            --------   --------  --------   --------   --------   --------

Income from investment operations
  Net investment income                          0.26      0.51       0.48       0.45       0.41       0.35

  Net realized and unrealized gain (loss)
    on investments                               0.41      0.87       1.56       2.32       1.37       2.75
                                            --------   --------  --------   --------   --------   --------

  Total from investment operations               0.67      1.38       2.04       2.77       1.78       3.10
                                            --------   --------  --------   --------   --------   --------

Less distributions
  Net investment income                         (0.26)    (0.51)     (0.48)     (0.45)     (0.41)     (0.35)

  Net realized gain on investments               0.00     (0.98)     (0.12)     (0.31)     (0.26)     (0.15)
                                            --------   --------  --------   --------   --------   --------

  Total distributions                           (0.26)    (1.49)     (0.60)     (0.76)     (0.67)     (0.50)
                                            --------   --------  --------   --------   --------   --------

Net asset value, end of period                 $17.43    $17.02     $17.13     $15.69     $13.68     $12.57
                                            ========   ========  ========   ========   ========   ========


Total Return                                     3.94%     8.37%     13.15%     20.50%     14.48%     31.53%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)   $188,940  $169,216   $125,883    $99,421    $75,202    $59,299
  Ratio of expenses to average net assets        1.01%     1.03%      1.01%      1.04%      1.06%      1.07%
  Ratio of net investment income to average
    net assets                                   2.98%     2.79%      2.92%      3.02%      3.17%      3.11%
  Portfolio turnover rate                        9.71%    23.76%     11.04%     10.13%     12.79%     22.72%


                        See Notes To Financial Statements

                           ADVANCE CAPITAL I, INC.
                           FINANCIAL HIGHLIGHTS - Continued
--------------------------------------------------------------

                                                             RETIREMENT INCOME
                                            --------------------------------------------------------------
                                            (Unaudited)
                                            Six months
                                              ended    Years ended December 31
                                             June 30,  -------------------------------------------------
                                               2000      1999       1998       1997       1996       1995
                                            --------   --------  --------   --------   --------   --------
Selected Per-Share Data
  Net asset value, beginning of year            $9.61    $10.56     $10.65     $10.20     $10.51      $9.22
                                            --------   --------  --------   --------   --------   --------

Income from investment operations
  Net investment income                          0.36      0.71       0.73       0.74       0.75       0.76

  Net realized and unrealized gain (loss)
    on investments                              (0.32)    (0.95)     (0.08)      0.45      (0.31)      1.29
                                            --------   --------  --------   --------   --------   --------

  Total from investment operations               0.04     (0.24)      0.65       1.19       0.44       2.05
                                            --------   --------  --------   --------   --------   --------

Less distributions
  Net investment income                         (0.36)    (0.71)     (0.73)     (0.74)     (0.75)     (0.76)

  Net realized gain on investments               0.00      0.00      (0.01)      0.00       0.00       0.00
                                            --------   --------  --------   --------   --------   --------

  Total distributions                           (0.36)    (0.71)     (0.74)     (0.74)     (0.75)     (0.76)
                                            --------   --------  --------   --------   --------   --------

Net asset value, end of period                  $9.29     $9.61     $10.56     $10.65     $10.20     $10.51
                                            ========   ========  ========   ========   ========   ========


Total Return                                     0.42%    -2.33%      6.20%     12.20%      4.54%     22.96%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)   $200,005  $209,791   $221,221   $200,511   $170,799   $139,299
  Ratio of expenses to average net assets        0.79%     0.81%      0.79%      0.82%      0.82%      0.84%
  Ratio of net investment income to average
    net assets                                   7.59%     7.06%      6.87%      7.21%      7.45%      7.64%
  Portfolio turnover rate                       14.24%    17.89%     19.52%     16.60%      8.34%     15.63%


                         See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                             FINANCIAL HIGHLIGHTS - Continued
---------------------------------------------------------------

                                                                                         CORNERSTONE STOCK
                                                                            ---------------------------------
                                                                            (Unaudited)
                                                                            Six months             Partial
                                                                              ended    Year ended Year Ended*
                                                                             June 30,   Dec. 31    Dec. 31
                                                                               2000       1999       1998
                                                                            --------   --------   --------
Selected Per-Share Data
  Net asset value, beginning of period                                         $13.55     $10.46     $10.00
                                                                            --------   --------   --------

Income from investment operations
  Net investment income                                                          0.00       0.01       0.00

  Net realized and unrealized gain (loss)
    on investments                                                               0.04       3.09       0.46
                                                                            --------   --------   --------

  Total from investment operations                                               0.04       3.10       0.46
                                                                            --------   --------   --------

Less distributions
  Net investment income                                                          0.00      (0.01)      0.00

  Net realized gain on investments                                               0.00       0.00       0.00
                                                                            --------   --------   --------

  Total distributions                                                            0.00      (0.01)      0.00
                                                                            --------   --------   --------

Net asset value, end of period                                                 $13.59     $13.55     $10.46
                                                                            ========   ========   ========


Total Return                                                                     0.30%     29.62%      4.60%


Ratios and Supplemental Data
  Net assets, end of period (in thousands)                                    $69,384    $52,356     $7,316
  Ratio of expenses to average net assets                                        0.72%      0.77%      0.66%**
  Ratio of net investment income to average
    net assets                                                                   0.07%      0.11%      1.20%**
  Portfolio turnover rate                                                        1.68%      7.62%      0.00%


*  From December 17, 1998 (commencement of
   operations) to December 31, 1998.
** Annualized

                     See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
   PORTFOLIO OF INVESTMENTS (UNAUDITED)
              JUNE 30, 2000
----------------------------------------------

                                                         MARKET
COMMON STOCK                                      SHARES VALUE
---------------------------------------------     ------ --------------
ADVERTISING - 2.3%
  Catalina Marketing Corporation*                  5,600 $      571,200
  Harte-Hanks, Inc.                               18,700        467,500
  Interpublic Group of Companies, Inc.             8,400        361,200
  Lamar Advertising Company*                       7,500        324,844
  Omnicom Group, Inc.                              5,000        445,313
  True North Communications                       12,000        528,000
  Young & Rubicam, Inc.                           11,000        629,063

APPAREL - 0.7%
  Cintas Corporation                              21,900        803,456
  Quiksilver, Inc.*                               10,500        163,406

BANK - 2.1%
  City National Corporation                        9,000        312,750
  Community First Bankshares, Inc.                15,000        244,688
  Investors Financial Services                    16,000        635,000
  North Fork Bancorporation                       28,000        423,500
  Northern Trust Corporation                      11,200        728,700
  State Street Corporation                         6,100        646,981

BIOTECHNOLOGY - 4.6%
  Amgen, Inc.*                                     5,000        351,250
  Biogen, Inc.*                                    4,300        277,350
  Human Genome Sciences, Inc.*                     7,900      1,053,663
  IDEC Pharmaceuticals Corporation*                6,000        703,875
  Immunex Corporation*                            16,200        800,888
  Incyte Pharmaceuticals, Inc.*                    6,000        493,125
  Millennium Pharmaceuticals, Inc.*               12,000      1,342,500
  PE Corp-Celera Genomics Group*                   6,000        561,000
  Protein Design Labs, Inc.*                       6,000        989,719

BROADCASTING / CABLE TV - 5.0%
  AMFM, Inc.*                                      7,000        483,000
  Citadel Communications Corporation*             14,000        489,125
  Clear Channel Communications*                    5,499        412,425
  Cox Communications, Inc.*                       10,000        455,625

BROADCASTING / CABLE TV - 5.0% (Continued)
  Emmis Communications Corporation*               15,000        620,625
  Entercom Communications Corporation*            14,000        682,500
  Hispanic Broadcasting Corporation*               9,200        304,750
  Infinity Broadcasting Corporation*              22,781        830,083
  Radio One, Inc. - Class A*                      24,000        709,500
  Regent Communications, Inc.*                    39,500        339,453
  Univision Communications, Inc.*                  9,600        993,600
  USA Networks, Inc.*                             19,500        421,688
  Westwood One, Inc.*                             12,000        409,500

BUILDING MATERIALS - 0.4%
  Dycom Industries, Inc.*                         12,000        552,000

CHEMICAL - 1.1%
  Ecolab, Inc.                                    20,000        781,250
  Sigma-Aldrich Corporation                        8,000        234,000
  Valspar Corporation                             15,800        533,250

COMPUTER & PERIPHERALS - 5.5%
  Brocade Communications Systems*                  3,500        642,195
  Comverse Technology, Inc.*                      13,500      1,255,500
  Diebold, Inc.                                    9,500        264,813
  EMC Corporation*                                 6,000        457,500
  Entrust Technologies, Inc.*                      8,000        662,000
  Gateway, Inc.*                                   6,500        370,500
  Microchip Technology, Inc.*                     11,137        648,904
  National Computer Systems, Inc.                  9,500        467,875
  Network Appliance, Inc.*                        18,000      1,449,000
  Synopsys, Inc.*                                  6,400        221,200
  VERITAS Software Corporation*                   10,750      1,214,918
  Visual Networks, Inc.*                           7,000        199,500

COMPUTER SOFTWARE & SERVICES - 14.5%
  Adobe Systems, Inc.                              8,000      1,040,000
  Affiliated Computer Services, Inc.*              7,000        231,875
  BARRA, Inc.*                                     7,000        346,938


       See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
   PORTFOLIO OF INVESTMENTS (UNAUDITED)
              JUNE 30, 2000
----------------------------------------------

                                                         MARKET
COMMON STOCK                                      SHARES VALUE
---------------------------------------------     ------ --------------
COMPUTER SOFTWARE & SERVICES - 14.5% (Continued)
  BEA Systems, Inc.*                              12,000 $      593,250
  BMC Software, Inc.*                             11,200        408,625
  BISYS Group, Inc.*                              10,500        645,750
  Cadence Design Systems, Inc.*                   11,000        224,125
  Check Point Software Technologies Ltd.*          7,000      1,482,250
  Choicepoint, Inc.*                              12,500        551,563
  Citrix Systems, Inc.*                           14,000        265,125
  CMGI, Inc.*                                      6,000        274,875
  CNET, Inc.*                                     15,500        380,719
  Concord Communications, Inc.*                    5,000        199,375
  Cybersource Corporation*                        12,000        165,750
  Doubleclick, Inc.*                               5,000        191,679
  DST Systems, Inc.*                               5,600        426,300
  Electronic Arts, Inc.*                           6,500        474,094
  E.piphany, Inc.*                                 2,500        267,969
  FactSet Research Systems, Inc.                  12,400        350,300
  IMS Health, Inc.                                31,000        558,000
  Inktomi Corporation*                             4,000        473,000
  Intuit, Inc.*                                   15,600        645,450
  Internet Security Systems, Inc.*                 7,000        691,141
  Keane, Inc.*                                    17,500        378,438
  Lycos, Inc.*                                     7,000        378,000
  Marchfirst, Inc.*                                7,900        144,175
  Mercury Interactive Corporation*                14,000      1,354,500
  Micromuse, Inc.*                                 5,000        827,422
  National Data Corporation                        6,000        138,000
  National Instruments Corporation*                9,500        414,438
  Network Associates, Inc.*                        8,974        182,845
  Oracle Corporation*                              7,000        588,438
  Peregrine Systems, Inc.*                        10,000        346,875
  Phone.com, Inc.                                  5,000        325,625
  Progress Software Corporation*                  20,000        358,750
  Psinet, Inc.*                                   16,000        402,000
  SEI Investments Company                         16,500        656,906
  Shared Medical Systems Corporation               3,500        255,281
  SunGard Data Systems, Inc.*                      9,500        294,500
  Symantec Corporation*                           11,800        636,463
  Verio, Inc.*                                     7,000        388,391
  Vitria Technology, Inc.*                        11,300        690,713
  WebTrends Corporation*                          10,400        402,350
  Wind River Systems, Inc.*                       16,000        606,000

DIVERSIFIED - 0.7%
  Danaher Corporation                              5,000        247,188
  Roper Industries, Inc.                          11,500        294,688
  Viad Corporation                                18,100        493,225

DRUG - 3.9%
  Aurora Biosciences Corporation*                  4,000        272,750
  BioChem Pharma, Inc.*                           12,500        307,813
  Biomatrix, Inc.*                                14,500        327,836
  Cardinal Health, Inc.                            6,187        457,838
  Elan Corporation PLC-ADR*                       10,400        503,750
  Express Scripts, Inc.*                          11,500        714,438
  Gilead Sciences, Inc.*                           5,500        391,188
  MedImmune, Inc.*                                15,000      1,110,000
  QLT Phototherapeutics, Inc.*                     8,000        618,500
  Shire Pharmaceuticals Group PLC-ADR*             9,800        508,375
  Watson Pharmaceuticals, Inc.*                    5,600        301,000

DRUGSTORE - 0.4%
  CVS Corporation                                  8,000        320,000
  Duane Reade, Inc.*                               9,500        244,625

ELECTRIC & GAS UTILITIES - 0.7%
  AES Corporation*                                15,000        684,375
  Calpine Corporation*                             4,000        263,000

ELECTRICAL EQUIPMENT - 1.4%
  American Power Conversion*                      15,500        632,594
  Littlefuse, Inc.*                               13,000        637,000
  Molex, Inc.                                      9,276        324,660
  Rayovac Corporation*                            15,900        355,763


       See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
   PORTFOLIO OF INVESTMENTS (UNAUDITED)
              JUNE 30, 2000
----------------------------------------------

                                                         MARKET
COMMON STOCK                                      SHARES VALUE
---------------------------------------------     ------ --------------
ELECTRONICS - 6.2%
  Flextronics International Ltd.*                  8,000 $      549,500
  Jabil Circuit, Inc.*                            11,000        545,875
  Lam Research Corporation*                       10,500        393,750
  Macromedia*                                      8,000        773,500
  Micrel, Inc.*                                   14,000        608,125
  Sanmina Corporation*                            10,800        923,400
  Sawtek, Inc.*                                    7,000        402,938
  SCI Systems, Inc.*                              12,000        470,250
  Symbol Technologies, Inc.                       22,443      1,211,922
  Technitrol, Inc.                                11,500      1,114,063
  Teradyne, Inc.*                                  9,200        680,800
  Waters Corporation*                              9,600      1,198,200

ENVIRONMENTAL - 0.1%
  Republic Services, Inc.*                        13,000        208,000

FINANCIAL SERVICES - 3.5%
  Amvescap PLC                                     8,500        666,188
  Capital One Financial Corporation                5,100        227,588
  Concord EFS, Inc.*                              21,500        559,000
  Eaton Vance Corporation                         12,200        564,250
  Federated Investors                             21,000        736,313
  Franklin Resources, Inc.                        19,300        586,238
  Paychex, Inc.                                   15,188        637,875
  Providian Financial Corporation                  4,000        360,000
  Waddell & Reed Financial, Inc.                  20,250        664,453

FOOD PROCESSING - 0.4%
  Tootsie Roll Industries, Inc.                   16,249        568,715

FURNITURE / HOME FURNISHINGS - 0.3%
  HON INDUSTRIES, Inc.                            12,000        282,000
  Leggett & Platt, Inc.                           12,300        202,950

HOMEBUILDING - 0.2%
  Lennar Corporation                              12,600        255,150

HOTEL/GAMING - 0.5%
  SFX Entertainment, Inc.*                        15,000        679,688

INDUSTRIAL SERVICES - 2.9%
  ACNielsen Corporation*                          26,000        572,000
  Apollo Group, Inc.*                             18,750        525,000
  DeVry, Inc.*                                    26,000        687,375
  Equifax, Inc.                                   11,700        307,125
  F.Y.I., Inc.*                                   17,000        572,688
  Iron Mountain, Inc.*                            10,000        340,000
  ITT Educational Services, Inc.*                 12,000        210,750
  Manpower, Inc.                                   9,000        288,000
  Quintiles Transnational Corporation*             4,600         64,975
  Robert Half International, Inc.*                21,500        612,750

INSURANCE - 1.2%
  Ambac Financial Group, Inc.                      9,700        531,681
  Mutual Risk Management Ltd.                     21,132        365,848
  Radian Group, Inc.                               9,500        491,625
  XL Capital Ltd.                                  5,500        297,688

MACHINERY - 0.9%
  Cognex Corporation*                              9,500        491,625
  Donaldson Company, Inc.                         16,600        327,850
  IDEX Corporation                                 9,500        299,844
  Parker-Hannifin Corporation                      6,000        205,500

MEDICAL SERVICES - 0.9%
  Lincare Holdings, Inc.*                          9,600        236,400
  Quest Diagnostics, Inc.*                        11,500        859,625
  Renal Care Group, Inc.*                         10,500        256,758

MEDICAL SUPPLIES - 3.0%
  Allergan, Inc.                                   6,000        447,000
  ArthroCare Corporation*                          6,000        319,500
  Biomet, Inc.                                    13,200        507,375
  Boston Scientific Corporation*                   7,500        164,531


       See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
   PORTFOLIO OF INVESTMENTS (UNAUDITED)
              JUNE 30, 2000
----------------------------------------------

                                                         MARKET
COMMON STOCK                                      SHARES VALUE
---------------------------------------------     ------ --------------
MEDICAL SUPPLIES - 3.0% (Continued)
  Guidant Corporation                              7,000 $      346,500
  Medical Manager Corporation*                     4,500        153,281
  Medtronic, Inc.                                  8,000        398,500
  Redmed, Inc.*                                   21,000        561,750
  Stryker Corporation                             10,000        437,500
  Sybron International Corporation*               19,500        386,344
  Wesley Jessen Visioncare*                       15,500        582,219

METAL FABRICATING - 0.1%
  Lincoln Electric Holdings, Inc.                 12,700        180,975

OFFICE EQUIPMENT & SUPPLIES - 0.3%
  Avery Dennison Corporation                       6,700        449,738

OILFIELD SERVICES - 2.5%
  BJ Services Company*                            13,500        843,750
  Cooper Cameron Corporation*                     10,400        686,400
  Insituform Technologies-Class A*                16,500        447,563
  Smith International, Inc.*                      11,800        859,188
  Veritas DGC, Inc.*                              13,000        338,000
  Weatherford International, Inc.*                 9,835        391,556

PACKAGING & CONTAINER - 0.4%
  Sealed Air Corporation*                          9,900        518,513

PETROLEUM - 0.5%
  Apache Corporation                               8,000        470,500
  Devon Energy Corporation                         4,500        252,844

PRECISION INSTRUMENT - 1.3%
  Cuno, Inc.*                                     15,500        358,438
  Dionex Corporation*                              8,500        227,375
  KLA-Tencor Corporation*                          9,600        562,200
  PE Corp-PE Biosystems Group                     10,000        658,594

PRINTING - 0.5%
  Valassis Communications, Inc.*                  17,000        648,125

PUBLISHING - 0.2%
  Meredith Corporation                            10,000        337,500

RAILROAD - 0.4%
  Kansas City Southern Ind., Inc.                  6,000        532,125

REAL ESTATE INVESTMENT MANAGEMENT - 0.6%
  Jones Lang LaSalle, Inc.*                       10,800        144,450
  Security Capital Group, Inc. - Class B*         33,300        566,100
  Trammell Crow Company*                          20,000        215,000

RECREATION - 0.7%
  Carnival Corporation                             9,000        175,500
  Harley-Davidson, Inc.                           16,000        616,000
  Premier Parks, Inc.*                            11,000        250,250

RESTAURANT - 0.4%
  Starbucks Corporation*                          16,200        618,638

RETAIL STORE - 5.6%
  Bed Bath & Beyond, Inc.*                        14,000        507,500
  BJ's Wholesale Club, Inc.*                      11,000        363,000
  CDW Computer Centers, Inc.*                     10,000        625,000
  Circuit City Stores, Inc.                        8,000        266,000
  Dollar General Corporation                      35,926        700,562
  Dollar Tree Stores, Inc.*                       17,250        682,453
  Family Dollar Stores                            26,000        508,625
  Harcourt General, Inc.                           7,500        407,813
  Kohl's Corporation*                              6,600        367,125
  Lands' End, Inc.*                               15,700        523,988
  Ross Stores, Inc.                               29,500        503,344
  Staples, Inc.*                                  10,500        161,438


       See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
   PORTFOLIO OF INVESTMENTS (UNAUDITED)
              JUNE 30, 2000
----------------------------------------------

COMMON STOCK AND                                         MARKET
REPURCHASE AGREEMENT                              SHARES VALUE
---------------------------------------------     ------ --------------
RETAIL STORE - 5.6% (Continued)
  The Men's Wearhouse, Inc.*                       9,225 $      205,833
  Tiffany & Company                               14,000        945,000
  TJX Companies, Inc.                             28,700        538,125
  Williams-Sonoma, Inc.*                          15,000        486,563
  Zale Corporation*                                7,000        255,500

SECURITIES BROKERAGE - 1.8%
  Charles Schwab Corporation                      37,011      1,184,352
  Investment Technology Group, Inc.               13,444        531,038
  Legg Mason, Inc.                                13,000        650,000
  Raymond James Financial, Inc.                   10,125        227,813

SEMICONDUCTOR - 12.1%
  Altera Corporation*                             13,600      1,386,350
  Analog Devices, Inc.*                           17,000      1,292,000
  Applied Materials, Inc.*                         9,000        815,625
  Applied Micro Circuits Corporation*             12,000      1,185,000
  Broadcom Corporation*                            4,000        875,750
  Burr-Brown Corporation*                         12,000      1,040,250
  Dallas Semiconductor Corporation                15,000        611,250
  Lattice Semiconductor Corporation*              12,000        829,500
  Linear Technology Corporation                   18,000      1,150,875
  Maxim Integrated Products, Inc.*                18,000      1,222,875
  National Semiconductor Corporation*              9,500        560,500
  PMC-Sierra, Inc.*                                9,000      1,599,188
  Qlogic Corporation*                              6,000        396,375
  SDL, Inc.*                                       3,400        969,638
  Semtech Corporation*                             7,000        535,391
  Vitesse Semiconductor Corporation*              15,000      1,103,438
  Xilinx, Inc.*                                   21,200      1,750,325

TELECOMMUNICATIONS EQUIPMENT - 4.0%
  ADC Telecommunications, Inc.*                   11,000        922,625
  American Tower Corporation                      14,000        583,625
  E-Tek Dynamics, Inc.*                            4,500      1,187,156
  Harmonic, Inc.*                                  5,000        123,750
  JDS Uniphase Corporation*                       10,000      1,198,750
  Pinnacle Holdings, Inc.*                        10,000        540,000
  RF Micro Devices, Inc.*                          4,000        350,500
  Scientific-Atlanta, Inc.                         7,000        521,500
  Tellabs, Inc.*                                   3,500        239,531

TELECOMMUNICATIONS SERVICE - 3.6%
  Allegiance Telecom, Inc.*                        7,500        480,000
  Crown Castle International Corporation*         16,000        584,000
  Intermedia Communications, Inc.*                11,500        342,125
  McleodUSA, Inc.*                                39,000        806,813
  Nextel Communications, Inc.*                     6,000        367,125
  NEXTLINK Communications, Inc.*                  20,000        758,750
  NTL, Inc.*                                       3,906        233,872
  United States Cellular Corporation*              4,500        283,500
  Viatel, Inc.*                                    9,000        257,063
  Western Wireless Corporation*                   10,500        572,250
  Winstar Communications, Inc.*                    9,750        330,281

TOYS - 0.3%
  Mattel, Inc.                                    27,625        364,305

TRANSPORT SERVICES - 0.8%
  C.H. Robinson Worldwide, Inc.                    8,000        396,000
  Expeditors International of Washington, Inc.    17,200        817,000

WATER UTILITY - 0.1%
  Azurix Corporation*                             28,000        196,000
                                                         ---------------

TOTAL COMMON STOCK - 99.6%
  (Cost $77,561,679)                                        142,325,678

REPURCHASE AGREEMENT - 0.2%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 6.62%, due 07/03/00                                295,114
                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES - 99.8%
  (Cost $77,856,793)                                     $  142,620,792
                                                         ===============

*Securities are non-income producing

          See Notes To Financial Statements

                      ADVANCE CAPITAL I, INC. - BOND FUND
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                              JUNE 30, 2000
-------------------------------------------------------------------

                                            S & P
                                            CREDIT                  PRINCIPAL  MARKET
FIXED INCOME SECURITIES                     RATING COUPON  MATURITY AMOUNT     VALUE
----------------------------------------    ------ ------  -------- ---------  ---------
ADVERTISING - 1.7%
   Lamar Advertising Company                  B      9.625 12/01/06 $  500,000 $   503,504
   News Corporation Ltd.                      BB+    8.750 02/15/06    450,000     433,044

AEROSPACE / DEFENSE - 0.9%
   Lockheed Martin Corporation                BBB-   7.650 05/01/16    500,000     462,271

AIR TRANSPORT - 0.3%
   Northwest Airlines, Inc.                   BB     8.700 03/15/07    200,000     183,152

AUTO PARTS - 0.7%
   Federal-Mogul Corporation                  BB     7.750 07/01/06    500,000     370,430

AUTO & TRUCK - 4.6%
   ArvinMeritor, Inc.                         BBB    6.800 02/15/09    500,000     433,355
   Ford Motor Company                         A      6.500 08/01/18    500,000     433,009
   General Motors Corporation                 A      7.700 04/15/16    750,000     737,218
   Lear Corporation                           BB+    8.110 05/15/09    500,000     452,349
   TRW, Inc.                                  BBB    6.250 01/15/10    500,000     434,145

BANK - 7.6%
   Banc One Corporation                       A-     7.750 07/15/25    750,000     704,094
   Bank of America Corporation                A      7.800 09/15/16    500,000     491,989
   Capital One Financial Corporation          BB+    7.250 05/01/06    500,000     458,526
   Citicorp, Inc.                             A+     7.250 10/15/11    500,000     480,308
   First Union Corporation                    A-     6.400 01/01/08    500,000     452,301
   Morgan, J.P. & Company                     A+     6.250 01/15/09    650,000     585,373
   National City Corporation                  A-     6.875 05/15/19    500,000     433,740
   Swiss Bank Corporation-NY                  AA     7.375 07/15/15    500,000     483,320

BEVERAGE - 0.9%
   Anheuser-Busch Companies, Inc.             A+     7.125 07/01/17    500,000     470,101

BROADCASTING / CABLE TV - 5.6%
   Chancellor Media Corporation               B+     8.000 11/01/08    500,000     502,702
   Charter Communications Holdings LLC        B+     8.625 04/01/09    500,000     440,120
   Comcast Corporation                        BBB    7.625 04/01/08    700,000     685,132
   Comcast Corporation                        BBB    8.250 02/15/08    400,000     399,599
   CSC Holdings, Inc.                         BB-    9.875 02/15/13    500,000     511,360
   Time Warner, Inc.                          BBB    7.250 10/15/17    500,000     452,964

BUILDING MATERIALS - 0.9%
   American Standard, Inc.                    BB-    7.375 04/15/05    500,000     472,892



       See Notes To Financial Statements

                      ADVANCE CAPITAL I, INC. - BOND FUND
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                              JUNE 30, 2000
-------------------------------------------------------------------

                                            S & P
                                            CREDIT                  PRINCIPAL  MARKET
FIXED INCOME SECURITIES                     RATING COUPON  MATURITY AMOUNT     VALUE
----------------------------------------    ------ ------  -------- ---------  ---------
CHEMICAL - 0.8%
   Air Products and Chemicals, Inc.           A      8.750 04/15/21 $  250,000 $   257,185
   Witco Corporation                          BBB    7.750 04/01/23    200,000     177,558

COMPUTER SOFTWARE & SERVICES - 1.7%
   Computer Associates International, Inc.    BBB+   6.500 04/15/08    500,000     456,308
   Oracle Corporation                         A-     6.910 02/15/07    500,000     475,310

COMPUTER & PERIPHERALS - 1.8%
   Dell Computer Corporation                  BBB+   6.550 04/15/08    500,000     459,047
   Unisys Corporation                         BB+   11.750 10/15/04    500,000     535,847

DIVERSIFIED - 3.2%
   Mark IV Industries, Inc.                   BB-    7.500 09/01/07    500,000     379,097
   Norsk Hydro ASA                            A      9.000 04/15/12    750,000     799,651
   Service Corporation International          BB+    7.700 04/15/09    200,000     104,000
   Tyco International Group SA                A-     6.125 01/15/09    500,000     441,469

ELECTRIC & GAS UTILITIES - 11.5%
   Calpine Corporation                        BB+    7.625 04/15/06    550,000     536,424
   Carolina Power & Light Company             A      8.200 07/01/22    500,000     483,344
   Cincinnati G&E - MBIA                      AAA    7.200 10/01/23  1,000,000     900,986
   Duke Energy Corporation                    A+     7.375 03/01/10    500,000     491,579
   Duquesne Light Company                     BBB+   7.550 06/15/25    250,000     224,437
   Florida Power Corporation                  AA-    6.875 02/01/08    500,000     438,104
   Hydro-Quebec                               AAA    8.400 01/15/22    300,000     339,930
   Long Island Lighting Company               A-     8.200 03/15/23    250,000     240,091
   Monongahela Power                          A+     8.375 07/01/22    500,000     491,678
   Ontario Hydro                              AA-    7.450 03/31/13    750,000     752,726
   PG&E Corporation                           AA-    8.375 05/01/25    500,000     509,310
   Potomac Edison Company                     A+     7.750 02/01/23     95,000      88,828
   Potomac Electric Power Company             A      7.375 09/15/25    500,000     464,458
   Texas Utilities Company                    BBB+   7.875 03/01/23    250,000     230,350

ELECTRONICS - 0.9%
   Koninklijke Philips Electronics N.V.       BBB+   7.250 08/15/13    500,000     468,821

ENTERTAINMENT - 0.8%
   Viacom, Inc.                               BBB+   7.500 07/15/23    500,000     450,229

FINANCIAL SERVICES - 5.1%
   Bear Stearns Company, Inc.                 A      7.000 07/06/18    250,000     222,038
   Fairfax Financial Holdings                 BBB+   8.250 10/01/15    250,000     205,625
   General Electric Capital Corporation       AAA    8.000 08/20/14    250,000     245,246



       See Notes To Financial Statements

                      ADVANCE CAPITAL I, INC. - BOND FUND
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                              JUNE 30, 2000
-------------------------------------------------------------------

                                            S & P
                                            CREDIT                  PRINCIPAL  MARKET
FIXED INCOME SECURITIES                     RATING COUPON  MATURITY AMOUNT     VALUE
----------------------------------------    ------ ------  -------- ---------  ---------
FINANCIAL SERVICES - 5.1% (Continued)
   Goldman Sachs Group, Inc.                  A+     6.650 05/15/09 $  750,000 $   685,277
   Household Finance Corporation              A      6.375 08/01/10    500,000     442,720
   Sears Roebuck Acceptance Corporation       A-     6.875 10/15/17    500,000     429,572
   Washington Mutual, Inc.                    BBB    8.250 04/01/10    500,000     497,386

FOOD PROCESSING - 1.7%
   Archer Daniels Midland Company             A+     7.125 03/01/13    500,000     484,595
   Nabisco, Inc.                              BBB    7.050 07/15/07    500,000     446,253

HOME BUILDING - 2.0%
   Kaufman & Broad Home Corporation           BB+    7.750 10/15/04    500,000     461,652
   MDC Holdings, Inc.                         BB     8.375 02/01/08    500,000     442,904
   Ryland Group, Inc.                         B+     9.625 06/01/04    200,000     190,991

HOTEL / GAMING - 4.5%
   Boyd Gaming Corporation                    B+     9.500 07/15/07    600,000     574,981
   Harrah's Operating Company, Inc.           BB+    7.875 12/15/05    500,000     469,393
   HMH Properties, Inc.                       BB     8.450 12/01/08    500,000     464,201
   Mirage Resorts, Inc.                       BBB-   6.750 08/01/07    500,000     449,888
   Park Place Entertainment Corporation       BB+    7.875 12/15/05    525,000     488,048

INDUSTRIAL SERVICES - 0.9%
   Coinmach Corporation                       B     11.750 11/15/05    500,000     476,250

INSURANCE - 2.3%
   Ace INA Holdings                           A-     8.300 08/15/06    250,000     251,875
   Aetna Services, Inc.                       A      7.125 08/15/06    500,000     468,061
   Allstate Corporation                       A+     7.500 06/15/13    250,000     233,651
   CIGNA Corporation                          A      8.250 01/01/07    100,000     101,551
   CNA Financial Corporation                  BBB    6.950 01/15/18    250,000     198,147

MACHINERY - 1.2%
   Caterpillar, Inc.                          A+     9.000 04/15/06    100,000     105,970
   Deere & Company                            A+     8.950 06/15/19    500,000     547,500

MEDICAL SERVICES - 0.9%
   Tenet Healthcare Corporation               BB+    8.000 01/15/05    500,000     476,539

NATURAL GAS - 3.1%
   Columbia Energy Group                      BBB+   7.320 11/28/10    500,000     457,047
   Enron Corporation                          A      7.750 04/15/23    250,000     233,005
   Louis Dreyfus Natural Gas Corporation      BB+    9.250 06/15/04    500,000     496,947
   Williams Cos., Inc.                        BBB-   7.625 07/15/19    500,000     479,446



       See Notes To Financial Statements

                      ADVANCE CAPITAL I, INC. - BOND FUND
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                              JUNE 30, 2000
-------------------------------------------------------------------

                                            S & P
                                            CREDIT                  PRINCIPAL  MARKET
FIXED INCOME SECURITIES                     RATING COUPON  MATURITY AMOUNT     VALUE
----------------------------------------    ------ ------  -------- ---------  ---------
NEWSPAPER - 1.0%
   Hollinger International, Inc.              BB     8.625 03/15/05 $  500,000 $   489,994
   Knight-Ridder, Inc.                        A      9.875 04/15/09     50,000      57,826

OILFIELD SERVICES - 3.6%
   Noble Drilling Corporation                 A-     7.500 03/15/19    500,000     462,211
   Offshore Logistics, Inc.                   BB     7.875 01/15/08    550,000     484,878
   Parker Drilling Company                    B+     9.750 11/15/06    500,000     482,870
   Pride International, Inc.                  BB     9.375 05/01/07    500,000     500,824

PACKAGING & CONTAINERS - 0.7%
   Owens-Illinois, Inc.                       BB+    8.100 05/15/07    400,000     373,383

PAPER & FOREST PRODUCTS - 0.8%
   Weyerhaeuser Company                       A      6.950 08/01/17    500,000     443,847

PETROLEUM - 2.9%
   Kerr-McGee Corporation                     BBB    7.000 11/01/11    500,000     467,078
   Louisiana Land & Exploration Company       A-     7.650 12/01/23    200,000     188,933
   Ocean Energy, Inc.                         BB+    8.875 07/15/07    250,000     247,711
   Phillips Petroleum Company                 BBB    6.650 07/15/18    750,000     654,167

RAILROAD - 0.7%
   Burlington Northern Santa Fe               BBB+   8.750 02/25/22    250,000     263,269
   Missouri Pacific Railroad Company          A-     9.400 12/15/00    100,000     101,035

RECREATION - 0.9%
   Speedway Motorsports, Inc.                 B+     8.500 08/15/07    500,000     465,000

RENTAL AUTO / EQUIPMENT - 0.9%
   Hertz Corporation                          A-     6.625 05/15/08    500,000     465,550

RETAIL STORE - 1.0%
   Michaels Stores, Inc.                      BB-   10.875 06/15/06    500,000     523,750

SECURITIES BROKERAGE - 3.4%
   Lehman Brothers Holdings, Inc.             A      8.500 08/01/15    500,000     500,145
   Merrill Lynch & Company, Inc.              AA-    6.875 11/15/18  1,000,000     880,350
   Morgan Stanley Dean Witter                 AA     7.250 10/15/23    500,000     435,848

SEMICONDUCTOR - 0.8%
   Applied Materials, Inc.                    A-     7.125 10/15/17    500,000     455,336



       See Notes To Financial Statements

                      ADVANCE CAPITAL I, INC. - BOND FUND
                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                              JUNE 30, 2000
-------------------------------------------------------------------

                                            S & P
FIXED INCOME SECURITIES AND                 CREDIT                  PRINCIPAL  MARKET
REPURCHASE AGREEMENT                        RATING COUPON  MATURITY AMOUNT     VALUE
----------------------------------------    ------ ------  -------- ---------  ---------
STEEL - 0.9%
   AK Steel Corporation                       BB     9.125 12/15/06 $  500,000 $   480,378

TELECOMMUNICATIONS SERVICE - 10.0%
   AT&T Corporation                           AA-    8.125 07/15/24    750,000     741,319
   Bell Canada                                A+     9.500 10/15/10    500,000     566,071
   Global Crossings Ltd.                      BB     9.625 05/15/08    750,000     728,822
   GTE Corporation                            A+     8.750 11/01/21    500,000     526,343
   MasTec, Inc.                               BBB-   7.750 02/01/08    750,000     685,495
   New York Telephone Company                 A+     7.250 02/15/24    500,000     449,166
   Rogers Cantel, Inc.                        BB-    8.800 10/01/07    500,000     500,000
   SBC Communications Capital Corporation     AA-    7.000 07/01/15    500,000     470,736
   Sprint Capital Corporation                 BBB+   6.900 05/01/19    750,000     666,632

TOBACCO - 0.2%
   Philip Morris Companies, Inc.              A      6.375 02/01/06    100,000      89,528

TOILETRIES/COSMETICS - 0.8%
   Kimberly-Clark Corporation                 AA     7.634 08/15/23    500,000     456,560

TRANSPORT SERVICES - 0.8%
   Stagecoach Holdings PLC                    BBB    8.625 11/15/09    500,000     413,435

TRANSPORTATION - 1.5%
   Gulfmark Offshore, Inc.                    BB-    8.750 06/01/08    500,000     457,032
   Sea Containers                             BB-    7.875 02/15/08    500,000     325,000

U.S. GOVERNMENT - 0.3%
   U.S. Treasury - Bond                              7.875 02/15/21    150,000     178,195
                                                                               ------------

TOTAL FIXED-INCOME SECURITIES - 96.8%
   (Cost $54,160,531)                                                           52,069,241

REPURCHASE AGREEMENT - 1.7%
   Fifth Third Bank 2 Party Repurchase
   Agreement, 6.62%, 07/03/00                                                      905,777
                                                                               ------------
TOTAL INVESTMENTS IN SECURITIES - 98.5%
   (Cost $55,066,308)                                                          $52,975,018
                                                                               ============



       See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
ADVERTISING - 0.5%
  Catalina Marketing Corporation*                 2,100 $     214,200
  Harte-Hanks, Inc.                               3,000        75,000
  Interpublic Group of Companies, Inc.            2,800       120,400
  Lamar Advertising Company*                      2,200        95,288
  Omnicom Group, Inc.                             1,500       133,594
  True North Communications                       3,000       132,000
  Young & Rubicam, Inc.                           3,700       211,594

AEROSPACE / DEFENSE - 0.7%
  Boeing Company                                  9,740       407,254
  General Dynamics Corporation                    5,700       297,825
  Honeywell International, Inc.                   5,500       185,969
  Lockheed Martin Corporation                     6,000       148,875
  United Technologies Corporation                 6,400       375,200

AIR TRANSPORT - 0.1%
  Southwest Airlines                             14,000       265,125

APPAREL - 0.2%
  Cintas Corporation                              5,850       214,622
  Quiksilver, Inc.*                               4,500        70,031
  VF Corporation                                  6,100       145,256

AUTO PARTS - 0.1%
  Dana Corporation                                4,600        97,463
  Genuine Parts Company                           8,000       160,000

AUTO & TRUCK - 0.4%
  Ford Motor Company                             11,900       511,700
  General Motors Corporation                      5,400       313,200

BANK - 3.5%
  Amsouth Bancorporation                          8,232       129,654
  Banc One Corporation                           15,260       405,344
  Bank of America Corporation                    15,613       675,262
  Bank of New York Company, Inc.                 11,600       539,400
  Chase Manhattan Corporation                    14,520       668,828
  City National Corporation                       3,100       107,725
  Community First Bankshares, Inc.                4,000        65,250
  Fifth Third Bancorp                             5,000       316,250
  First Tennessee National Corporation           11,600       194,300
  First Union Corporation                         9,000       225,000
  Firstar Corporation                            10,500       221,156
  Fleet Boston Financial Corporation              9,016       306,544
  Investors Financial Services                    1,000        39,688
  J.P. Morgan & Company                           1,500       165,188
  Mellon Bank Corporation                        19,800       721,463
  National City Corporation                       6,500       110,500
  North Fork Bancorporation                      10,000       151,250
  Northern Trust Corporation                      3,400       221,213
  PNC Bank Corporation                            4,000       187,500
  State Street Corporation                        2,400       254,550
  U.S. Bancorp                                    6,900       132,825
  Wachovia Corporation                            2,500       135,625
  Wells Fargo Company                            11,130       431,288
  Wilmington Trust Corporation                    3,500       149,625

BEVERAGE - 0.9%
  Anheuser-Busch Companies, Inc.                  7,400       552,688
  Brown-Forman Corporation                        4,000       215,000
  Diageo PLC-ADR                                  4,800       170,700
  PepsiCo, Inc.                                  15,500       688,781

BIOTECHNOLOGY - 1.1%
  Amgen, Inc.*                                    1,500       105,375
  Biogen, Inc.*                                   1,500        96,750
  Human Genome Sciences, Inc.*                    2,400       320,100
  IDEC Pharmaceuticals Corporation*               2,000       234,625
  Immunex Corporation*                            6,300       311,456
  Incyte Pharmaceuticals, Inc.*                   2,000       164,375
  Millennium Pharmaceuticals, Inc.*               3,000       335,625
  PE Corp-Celera Genomics Group*                  2,000       187,000
  Protein Design Labs, Inc.*                      2,000       329,906


        See Notes To Financial Statements
                       19

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
BROADCASTING / CABLE TV - 1.5%
  AMFM, Inc.*                                     2,400 $     165,600
  Citadel Communications Corporation*             3,000       104,813
  Clear Channel Communications*                   2,000       150,000
  Cox Communications, Inc.*                       3,000       136,688
  Emmis Communications Corporation*               5,200       215,150
  Entercom Communications Corporation*            3,300       160,875
  Hispanic Broadcasting Corporation*              3,200       106,000
  Infinity Broadcasting Corporation*              8,437       307,423
  Radio One, Inc. - Class A*                      3,900       115,294
  Regent Communications, Inc.*                    5,000        42,969
  The Walt Disney Company                        13,000       507,000
  Time Warner, Inc.                               2,000       152,000
  Univision Communications, Inc.*                 3,300       341,550
  USA Networks, Inc.*                             5,600       121,100
  Westwood One, Inc.*                             4,400       150,150

BUILDING MATERIALS - 0.3%
  Dycom Industries, Inc.*                         3,750       172,500
  Martin Marietta Materials                       5,000       202,188
  Masco Corporation                               7,000       126,438

CHEMICAL - 1.3%
  Cytec Industries, Inc.*                         7,500       185,156
  Dow Chemical                                   14,100       425,644
  duPont, E.I. de Nemours & Company              11,000       481,250
  Ecolab, Inc.                                    5,300       207,031
  Imperial Chemical Industries Plc                8,000       246,500
  Rohm & Haas Company                            11,000       379,500
  Sigma-Aldrich Corporation                       2,600        76,050
  Union Carbide Corporation                       2,100       103,950
  Valspar Corporation                             3,600       121,500
  WD-40 Company                                   8,600       178,450

COMPUTER & PERIPHERALS - 1.7%
  Brocade Communications Systems*                   500        91,742
  Comverse Technology, Inc.*                      2,400       223,200
  Diebold, Inc.                                   2,400        66,900
  EMC Corporation*                                2,600       198,250
  Entrust Technologies, Inc.*                     2,500       206,875
  Gateway, Inc.*                                  1,400        79,800
  Hewlett-Packard Company                         6,100       758,688
  International Business Machines Corporation     4,500       493,031
  Microchip Technology, Inc.*                     2,250       131,098
  National Computer Systems, Inc.                 2,900       142,825
  Network Appliance, Inc.*                        5,600       450,800
  Synopsys, Inc.*                                 2,000        69,125
  VERITAS Software Corporation*                   3,000       339,047
  Visual Networks, Inc.*                          1,500        42,750

COMPUTER SOFTWARE & SERVICES - 3.9%
  Adobe Systems, Inc.                             2,400       312,000
  Affiliated Computer Services, Inc.*             2,000        66,250
  Automatic Data Processing, Inc.                 8,000       428,500
  BARRA, Inc.*                                    2,500       123,906
  BEA Systems, Inc.*                              4,000       197,750
  BISYS Group, Inc.*                              2,500       153,750
  BMC Software, Inc.*                             4,000       145,938
  Cadence Design Systems, Inc.*                   3,700        75,388
  Check Point Software Technologies Ltd.*         2,000       423,500
  Choicepoint, Inc.*                              4,000       176,500
  Citrix Systems, Inc.*                           5,200        98,475
  CMGI, Inc.*                                     1,900        87,044
  CNET, Inc.*                                     3,500        85,969
  Computer Associates International, Inc.         8,000       409,500
  Concord Communications, Inc.*                   1,500        59,813
  Cybersource Corporation*                        3,700        51,106
  Doubleclick, Inc.*                                500        19,063
  DST Systems, Inc.*                              2,000       152,250
  Electronic Arts, Inc.*                          2,000       145,875
  E.piphany, Inc.*                                  500        53,594
  FactSet Research Systems, Inc.                  4,000       113,000
  First Data Corporation                          7,500       372,188
  IMS Health, Inc.                                7,200       129,600
  Inktomi Corporation*                              500        59,125


        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
COMPUTER SOFTWARE & SERVICES - 3.9% (Continued)
  Intuit, Inc.*                                   5,100 $     211,013
  Internet Security Systems, Inc.*                2,400       236,963
  Keane, Inc.*                                    4,000        86,500
  Lycos, Inc.*                                    2,300       124,200
  Marchfirst, Inc.*                               2,700        49,275
  Mercury Interactive Corporation*                4,000       387,000
  Micromuse, Inc.*                                1,000       165,484
  Microsoft Corporation*                          3,500       280,000
  National Data Corporation                         800        18,400
  National Instruments Corporation*               3,200       139,600
  Network Associates, Inc.*                       2,800        57,050
  Oracle Corporation*                             2,000       168,125
  Peregrine Systems, Inc.*                        3,200       111,000
  Phone.com, Inc.                                   500        32,563
  Progress Software Corporation*                  6,600       118,388
  Psinet, Inc.*                                   4,400       110,550
  SEI Investments Company                         6,300       250,819
  Shared Medical Systems Corporation                900        65,644
  SunGard Data Systems, Inc.*                     3,000        93,000
  Symantec Corporation*                           4,000       215,750
  Verio, Inc.*                                    2,000       110,969
  Vitria Technology, Inc.*                        1,000        61,125
  WebTrends Corporation*                          3,600       139,275
  Wind River Systems, Inc.*                       3,000       113,625

DIVERSIFIED - 1.6%
  Corning, Inc.                                   3,500       943,031
  Crane Company                                  10,500       255,281
  Danaher Corporation                             1,500        74,156
  Eaton Corporation                               2,000       134,000
  Illinois Tool Works                             6,500       370,500
  Minnesota Mining & Manufacturing                6,300       520,931
  PPG Industries, Inc.                            7,100       314,619
  Roper Industries, Inc.                          3,500        89,688
  Textron, Inc.                                   5,000       271,563
  Viad Corporation                                4,400       119,900

DRUG - 4.0%
  Abbott Laboratories                            16,375       726,641
  American Home Products Corporation             16,800       987,000
  Astrazeneca Plc                                 5,500       255,750
  Aurora Biosciences Corporation*                   500        34,094
  BioChem Pharma, Inc.*                           4,000        98,500
  Biomatrix, Inc.*                                2,000        45,219
  Bristol-Myers Squibb Company                   16,000       932,000
  Cardinal Health, Inc.                           2,700       199,800
  Elan Corporation PLC-ADR*                       3,000       145,313
  Express Scripts, Inc.*                          2,000       124,250
  Gilead Sciences, Inc.*                          1,700       120,913
  Glaxo Wellcome Plc                              5,000       289,063
  MedImmune, Inc.*                                5,100       377,400
  Merck & Company, Inc.                          12,000       912,000
  Pfizer, Inc.                                   15,125       726,000
  Pharmacia Corporation                          10,115       522,819
  QLT Phototherapeutics, Inc.*                    2,000       154,625
  Schering-Plough Corporation                    13,500       683,438
  Shire Pharmaceuticals Group PLC-ADR*            3,000       155,625
  Watson Pharmaceuticals, Inc.*                   1,600        86,000

DRUGSTORE - 0.1%
  CVS Corporation                                 1,600        64,000
  Duane Reade, Inc.*                              3,000        77,250

ELECTRIC & GAS UTILITIES - 2.9%
  AES Corporation*                                5,600       255,500
  Calpine Corporation*                              600        39,450
  Carolina Power & Light Company                  4,700       150,106
  Consolidated Edison Company of N.Y.             5,400       159,975
  Constellation Energy Group                      5,700       185,606
  Dominion Resources, Inc.*                       8,000       343,000
  Duke Energy Corporation                         8,935       507,061
  Edison International                           10,500       215,250
  Entergy Corporation                            12,500       342,188
  FirstEnergy Corporation                         4,500       106,031



        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
ELECTRIC & GAS UTILITIES - 2.9% (Continued)
  Florida Progress Corporation                    7,500 $     351,563
  GPU, Inc.                                       3,600        97,425
  Hawaiian Electric Industries, Inc.              9,100       298,594
  New Century Energies, Inc.                      4,700       141,000
  Peco Energy Company                             8,500       347,969
  PG&E Corporation                                6,000       147,750
  Reliant Energy, Inc.                           12,800       380,800
  RGS Energy Group, Inc.                         11,000       244,750
  Southern Company                               14,000       326,375
  TECO Energy, Inc.                              16,200       325,013
  Texas Utilities Company                         9,300       274,350
  Unicom Corporation                              7,000       270,813

ELECTRICAL EQUIPMENT - 1.3%
  American Power Conversion*                      4,500       183,656
  Emerson Electric Company                       10,500       633,938
  General Electric Company                       22,500     1,164,375
  Littlefuse, Inc.*                               3,500       171,500
  Molex, Inc.                                     3,660       128,100
  Rayovac Corporation*                            4,300        96,213

ELECTRONICS - 1.8%
  Agilent Technologies, Inc.*                     2,326       173,287
  Flextronics International Ltd.*                 2,400       164,850
  Jabil Circuit, Inc.*                            4,000       198,500
  Lam Research Corporation*                       3,000       112,500
  Macromedia*                                     2,000       193,375
  Micrel, Inc.*                                   4,600       199,813
  Millipore Corporation                           6,000       452,250
  Sanmina Corporation*                            3,800       324,900
  Sawtek, Inc.*                                   2,000       115,125
  SCI Systems, Inc.*                              4,000       156,750
  Symbol Technologies, Inc.                      10,125       546,750
  Technitrol, Inc.                                2,500       242,188
  Teradyne, Inc.*                                 3,000       222,000
  Waters Corporation*                             3,000       374,438

ENVIRONMENTAL - 0.0%
  Republic Services, Inc.*                        3,000        48,000

FINANCIAL SERVICES - 3.2%
  American Express Company                       15,000       781,875
  Amvescap PLC                                    2,500       195,938
  Associates First Capital Corporation            5,334       119,015
  Capital One Financial Corporation               1,500        66,938
  Citigroup, Inc.                                16,600     1,000,150
  Concord EFS, Inc.*                              4,500       117,000
  Dun & Bradstreet Corporation                   11,700       334,913
  Eaton Vance Corporation                         3,500       161,875
  Fannie Mae                                     17,300       902,844
  Federated Investors                             7,000       245,438
  Franklin Resources, Inc.                        3,800       115,425
  Freddie Mac                                    12,500       506,250
  Morgan Stanley Dean Witter & Company            8,000       666,000
  Paychex, Inc.                                   7,593       318,906
  Providian Financial Corporation                 1,400       126,000
  Servicemaster Company                          15,000       170,625
  Waddell & Reed Financial, Inc.                  7,500       246,094

FOOD PROCESSING - 1.1%
  Campbell Soup Company                           5,000       145,625
  ConAgra, Inc.                                   5,622       107,169
  General Mills, Inc.                            14,800       566,100
  Heinz (H.J.) Company                            6,000       262,500
  Hershey Foods Corporation                       2,800       135,800
  Kellogg Company                                 3,000        89,250
  Quaker Oats Company                             2,000       150,250
  Ralston Purina Group                            6,000       119,625
  Sara Lee Corporation                            9,000       173,813
  Tootsie Roll Industries, Inc.                   4,451       155,785
  Unilever N.V.                                   4,000       180,500

FOOD WHOLESALERS - 0.2%
  Bestfoods                                       5,000       346,250


        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
FOREIGN TELECOMMUNICATIONS - 0.2%
  BCE, Inc.                                       4,400 $     104,775
  Reuters Group PLC-ADR                           2,733       273,129

FURNITURE / HOME FURNISHINGS - 0.1%
  HON INDUSTRIES, Inc.                            3,300        77,550
  Leggett & Platt, Inc.                           4,100        67,650

GROCERY - 0.2%
  Albertson's, Inc.                               8,900       295,925

HOMEBUILDING - 0.0%
  Lennar Corporation                              3,200        64,800

HOTEL/GAMING - 0.0%
  SFX Entertainment, Inc.*                        2,000        90,625

HOUSEHOLD PRODUCTS - 0.3%
  Clorox Company                                  5,500       246,469
  Newell Rubbermaid, Inc.*                        7,000       180,250
  Whirlpool Corporation                           3,500       163,188

INDUSTRIAL SERVICES - 0.6%
  ACNielsen Corporation*                          4,800       105,600
  Apollo Group, Inc.*                             6,050       169,400
  DeVry, Inc.*                                    6,200       163,913
  Equifax, Inc.                                   4,000       105,000
  F.Y.I., Inc.*                                   3,000       101,063
  Iron Mountain, Inc.*                            3,500       119,000
  ITT Educational Services, Inc.*                 2,200        38,638
  Manpower, Inc.                                  3,000        96,000
  Quintiles Transnational Corporation*            1,300        18,363
  Robert Half International, Inc.*                4,500       128,250

INSURANCE - 1.8%
  AFLAC, Inc.                                     5,800       266,438
  Ambac Financial Group, Inc.                     3,200       175,400
  American General Corporation                    8,500       518,500
  American International Group, Inc.              5,000       587,500
  Hartford Financial Services Group, Inc.         4,000       223,750
  Lincoln National Corporation                    5,000       180,625
  Marsh & McLennan Companies, Inc.                6,600       689,288
  MBIA, Inc.                                      5,500       265,031
  MGIC Investment Corporation                     4,800       218,400
  Mutual Risk Management Ltd.                     6,666       115,405
  Radian Group, Inc.                              2,200       113,850
  XL Capital Ltd.                                 1,900       102,838

MACHINERY - 0.5%
  Caterpillar, Inc.                               3,600       121,950
  Cognex Corporation*                             3,100       160,425
  Deere & Company                                 4,200       155,400
  Donaldson Company, Inc.                         4,800        94,800
  Dover Corporation                               7,000       283,938
  IDEX Corporation                                3,000        94,688
  Parker-Hannifin Corporation                     1,575        53,944

MEDICAL SERVICES - 0.2%
  Lincare Holdings, Inc.*                         3,000        73,875
  Quest Diagnostics, Inc.*                        3,500       261,625
  Renal Care Group, Inc.*                         3,000        73,359

MEDICAL SUPPLIES - 1.4%
  Allergan, Inc.                                  1,900       141,550
  ArthroCare Corporation*                         1,400        74,550
  Baxter International, Inc.                      8,000       562,500
  Becton Dickinson & Company                      6,500       186,469
  Biomet, Inc.                                    3,000       115,313
  Boston Scientific Corporation*                  2,800        61,425
  Guidant Corporation                             2,500       123,750
  Hillenbrand Industries                          5,500       171,875
  Johnson & Johnson                               5,018       511,209
  Medical Manager Corporation*                    1,600        54,500
  Medtronic, Inc.                                 2,000        99,625
  Redmed, Inc.*                                   5,600       149,800



        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
MEDICAL SUPPLIES - 1.4% (Continued)
  Stryker Corporation                             3,200 $     140,000
  Sybron International Corporation*               4,000        79,250
  Wesley Jessen Visioncare*                       2,500        93,906

METAL FABRICATING - 0.4%
  Alcoa, Inc.                                    17,000       493,000
  Kaydon Corporation                              7,500       157,500
  Lincoln Electric Holdings, Inc.                 4,500        64,125

NATURAL GAS - 0.6%
  Enron Corporation                              10,800       712,125
  The Williams Companies, Inc.                   11,000       458,563

NEWSPAPER - 0.1%
  Gannett Company, Inc.                           3,800       227,288

OFFICE EQUIPMENT & SUPPLIES - 0.4%
  Avery Dennison Corporation                      2,200       147,675
  Pitney Bowes, Inc.                             14,000       560,000

OILFIELD SERVICES - 2.4%
  Baker Hughes, Inc.                             16,000       518,000
  BJ Services Company*                            3,900       243,750
  Cooper Cameron Corporation*                     3,400       224,400
  Exxon Mobil Corporation                        25,801     2,025,379
  Halliburton Company                             8,000       377,500
  Insituform Technologies-Class A*                3,500        94,938
  Schlumberger Ltd.                               6,680       498,495
  Smith International, Inc.*                      3,800       276,688
  Veritas DGC, Inc.*                              3,500        91,000
  Weatherford International, Inc.*                2,800       111,475

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*                         2,000       104,750

PAPER & FOREST PRODUCTS - 0.5%
  Consolidated Papers, Inc.                       6,000       219,375
  Georgia-Pacific Group                           4,800       126,000
  International Paper Company                     8,000       238,500
  Weyerhaeuser Company                            6,400       275,200

PETROLEUM - 1.8%
  Apache Corporation                              2,700       158,794
  BP Amoco PLC-ADR                               20,292     1,147,766
  Chevron Corporation                             9,300       789,919
  Devon Energy Corporation                        1,500        84,281
  Repsol SA-ADR                                  10,200       202,088
  Royal Dutch Petroleum Company                  14,600       898,813
  Texaco, Inc.                                    2,300       122,475

PRECISION INSTRUMENT - 0.3%
  Cuno, Inc.*                                     1,000        23,125
  Dionex Corporation*                             2,000        53,500
  KLA-Tencor Corporation*                         3,000       175,688
  PE Corp-PE Biosystems Group                     4,000       263,438

PRINTING - 0.1%
  Valassis Communications, Inc.*                  3,900       148,688

PUBLISHING - 0.4%
  McGraw-Hill Companies, Inc.                     9,000       490,500
  Meredith Corporation                            3,700       124,875
  Value Line, Inc.                                5,700       219,450

RAILROAD - 0.2%
  Kansas City Southern Ind., Inc.                 4,500       399,094

REAL ESTATE INVESTMENT MANAGEMENT - 0.1%
  Jones Lang LaSalle, Inc.*                       4,200        56,175
  Security Capital Group, Inc. - Class B*         6,400       108,800
  Trammell Crow Company*                          6,500        69,875



        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
REAL ESTATE INVESTMENT TRUST - 1.3%
  Archstone Communities Trust                    16,400 $     345,425
  CarrAmerica Realty Corporation                  6,000       159,000
  Duke Realty Investments, Inc.                  10,200       228,225
  Equity Office Properties Trust                 10,700       298,095
  Equity Residential Properties Trust             7,500       345,000
  Prologis Trust                                 18,908       404,159
  Rouse Company                                   9,800       242,550
  Simon Property Group, Inc.                      6,400       142,000
  Weingarten Realty Investors                     5,200       209,950

RECREATION - 0.3%
  Brunswick Corporation                           6,000        99,375
  Carnival Corporation                            4,000        78,000
  Harley-Davidson, Inc.                           8,000       308,000
  Premier Parks, Inc.*                            3,300        75,075

RESTAURANT - 0.2%
  McDonald's Corporation                          5,000       164,688
  Starbucks Corporation*                          8,000       305,500

RETAIL STORE - 1.7%
  Bed Bath & Beyond, Inc.*                        8,000       290,000
  BJ's Wholesale Club, Inc.*                      3,400       112,200
  CDW Computer Centers, Inc.*                     4,000       250,000
  Circuit City Stores, Inc.                       3,000        99,750
  Dollar General Corporation                     15,258       297,521
  Dollar Tree Stores, Inc.*                       3,300       130,556
  Family Dollar Stores                            8,000       156,500
  Harcourt General, Inc.                          2,500       135,938
  Kohl's Corporation*                             2,000       111,250
  Lands' End, Inc.*                               2,200        73,425
  Radioshack Corporation                          5,000       236,875
  Ross Stores, Inc.                               5,000        85,313
  Staples, Inc.*                                  3,300        50,738
  Target Corporation                              6,000       348,000
  The Men's Wearhouse, Inc.*                      2,250        50,203
  Tiffany & Company                               4,600       310,500
  TJX Companies, Inc.                             5,900       110,625
  Williams-Sonoma, Inc.*                          3,500       113,531
  Zale Corporation*                               2,200        80,300

SECURITIES BROKERAGE - 0.8%
  A.G. Edwards, Inc.                              5,500       214,500
  Bear Stearns Companies, Inc.                    5,176       215,451
  Charles Schwab Corporation                     12,337       394,784
  Investment Technology Group, Inc.               4,626       182,727
  Legg Mason, Inc.                                3,600       180,000
  Merrill Lynch & Company, Inc.                   2,400       276,000
  Raymond James Financial, Inc.                   3,500        78,750

SEMICONDUCTOR - 4.2%
  Altera Corporation*                             5,000       509,688
  Analog Devices, Inc.*                           5,800       440,800
  Applied Materials, Inc.*                        3,000       271,875
  Applied Micro Circuits Corporation*             3,800       375,250
  Broadcom Corporation*                           1,000       218,938
  Burr-Brown Corporation*                         4,000       346,750
  Dallas Semiconductor Corporation                5,000       203,750
  Intel Corporation                               9,000     1,203,188
  Lattice Semiconductor Corporation*              4,100       283,413
  Linear Technology Corporation                   4,800       306,900
  Maxim Integrated Products, Inc.*                5,600       380,450
  Motorola, Inc.                                 10,605       308,208
  National Semiconductor Corporation*             2,800       165,200
  PMC-Sierra, Inc.*                               3,000       533,063
  Qlogic Corporation*                             2,000       132,125
  SDL, Inc.*                                      2,000       570,375
  Semtech Corporation*                              500        38,242
  Texas Instruments, Inc.                         7,200       494,550
  Vitesse Semiconductor Corporation*              5,000       367,813
  Xilinx, Inc.*                                   8,400       693,525

STEEL - 0.2%
  Nucor Corporation                               8,800       292,050



        See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - BALANCED FUND
 PORTFOLIO OF INVESTMENTS (UNAUDITED)
           JUNE 30, 2000
-------------------------------------------------

                                                        MARKET
COMMON STOCK                                    SHARES  VALUE
------------------------------------------      ----------------
TELECOMMUNICATIONS EQUIPMENT - 1.1%
  ADC Telecommunications, Inc.*                   4,000 $     335,500
  American Tower Corporation                      4,300       179,256
  E-Tek Dynamics, Inc.*                           1,500       395,719
  Harmonic, Inc.*                                 1,000        24,750
  JDS Uniphase Corporation*                       3,400       407,575
  Nortel Networks Corporation                     6,910       471,587
  Pinnacle Holdings, Inc.*                        3,000       162,000
  RF Micro Devices, Inc.*                           500        43,813
  Scientific-Atlanta, Inc.                          500        37,250
  Tellabs, Inc.*                                  1,300        88,969

TELECOMMUNICATIONS SERVICE - 3.0%
  Allegiance Telecom, Inc.*                       2,250       144,000
  ALLTEL Corporation                              9,786       606,120
  Bell Atlantic Corporation                       8,200       416,150
  BellSouth Corporation                          10,000       426,250
  Centurytel, Inc.                                8,000       230,000
  Crown Castle International Corporation*         5,300       193,450
  GTE Corporation                                12,500       775,000
  Intermedia Communications, Inc.*                3,400       101,150
  MCI WorldCom, Inc.*                             8,000       367,000
  McleodUSA, Inc.*                               15,000       310,313
  Nextel Communications, Inc.*                    2,000       122,375
  NEXTLINK Communications, Inc.*                  6,000       227,625
  NTL, Inc.*                                      1,250        74,844
  SBC Communications, Inc.                       18,896       817,252
  Sprint Corporation                              6,400       326,400
  United States Cellular Corporation*             1,100        69,300
  Viatel, Inc.*                                   3,300        94,256
  Western Wireless Corporation*                   3,200       174,400
  Winstar Communications, Inc.*                   3,000       101,625

TOBACCO - 0.3%
  Philip Morris Companies, Inc.                  15,400       409,063
  UST, Inc.                                       9,000       132,188

TOILETRIES / COSMETICS - 1.0%
  Avon Products, Inc.                            12,000       534,000
  Colgate-Palmolive Company                       6,500       389,188
  Gillette Company                                6,000       209,625
  Int'l Flavors & Fragrances, Inc.                5,000       150,938
  Kimberly-Clark Corporation                     11,300       650,456
  Proctor & Gamble Company                        2,400       137,400

TOYS - 0.1%
  Hasbro, Inc.                                   13,250       212,000
  Mattel, Inc.                                    5,125        67,586

TRANSPORT SERVICES - 0.2%
  C.H. Robinson Worldwide, Inc.                   3,000       148,500
  Expeditors International of Washington, Inc.    4,200       199,500

WATER UTILITY - 0.1%
  American Water Works Company, Inc.              8,500       212,500
  Azurix Corporation*                             6,000        42,000
                                                        ------------

TOTAL COMMON STOCK - 59.6%
  (Cost $68,551,287)                                    $ 112,572,981
                                                        ============


*Securities are non-income producing

         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                 S & P
                                                 CREDIT                    PRINCIPAL   MARKET
FIXED INCOME SECURITIES                          RATING   COUPON MATURITY  AMOUNT      VALUE
--------------------------------------------------------  ------ --------- ---------   --------
AEROSPACE / DEFENSE - 1.0%
   B.F. Goodrich Company                           A-      6.800  02/01/18 $   500,000 $     441,810
   Lockheed Martin Corporation                     BBB-    7.650  05/01/16     750,000       693,407
   Raytheon Company                                BBB-    6.750  08/15/07     750,000       697,574

AIR TRANSPORT - 0.2%
   Federal Express Corporation                     BBB+    8.760  05/22/15     350,000       368,781

AUTO & TRUCK - 1.3%
   Ford Motor Company                              A       6.500  08/01/18   1,000,000       866,018
   General Motors Corporation                      A       7.700  04/15/16   1,000,000       982,958
   TRW, Inc.                                       BBB     6.250  01/15/10     750,000       651,218

BANK - 4.5%
   Banc One Corporation                            A-     10.000  08/15/10     750,000       835,783
   Bank of America Corporation                     A       7.750  08/15/15   1,000,000       972,445
   BankBoston Corporation                          A       7.375  09/15/06     500,000       483,584
   Chase Manhattan Corporation                     A       6.750  08/15/08   1,000,000       933,737
   Comerica Bank                                   A-      7.125  12/01/13     750,000       680,625
   First Union Corporation                         A-      8.000  08/15/09   1,000,000       990,651
   MBNA America Bank, N.A.                         BBB     6.750  03/15/08     500,000       454,314
   Republic New York Corporation                   A       7.000  03/22/11     500,000       463,958
   Royal Bank of Scotland PLC                      A       6.375  02/01/11   1,000,000       885,897
   Swiss Bank Corporation-NY                       AA      7.375  07/15/15   1,000,000       966,639
   Wachovia Corporation                            A+      6.375  02/01/09   1,000,000       909,579

BEVERAGE - 0.5%
   Anheuser-Busch Companies, Inc.                  A+      7.125  07/01/17   1,000,000       940,203

BROADCASTING/CABLE TV - 0.5%
   Time Warner, Inc.                               BBB     7.250  10/15/17   1,000,000       905,928

BUILDING MATERIALS - 0.2%
   Masco Corporation                               A-      7.125  08/15/13     500,000       464,949

CHEMICAL - 1.1%
   Monsanto Company                                AA-     8.875  12/15/09   1,000,000     1,096,017
   Witco Corporation                               BBB     6.125  02/01/06     500,000       455,582
   Witco Corporation                               BBB     7.750  04/01/23     500,000       443,896



         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                 S & P
                                                 CREDIT                    PRINCIPAL   MARKET
FIXED INCOME SECURITIES                          RATING   COUPON MATURITY  AMOUNT      VALUE
--------------------------------------------------------  ------ --------- ---------   --------
COMPUTER & PERIPHERALS - 0.5%
   Dell Computer Corporation                       BBB+    6.550  04/15/08 $ 1,000,000 $     918,094

COMPUTER SOFTWARE & SERVICES - 0.5%
   Computer Associates International, Inc.         BBB+    6.500  04/15/08   1,000,000       912,615

DIVERSIFIED - 1.2%
   Norsk Hydro ASA                                 A       9.000  04/15/12   1,000,000     1,066,202
   Service Corporation International               BB+     7.700  04/15/09     500,000       260,000
   Tyco International Group SA                     A-      6.375  06/15/05   1,000,000       942,704

ELECTRIC & GAS UTILITIES - 4.5%
   Dayton Power & Light Company                    BBB+    8.150  01/15/26     500,000       475,926
   Delmarva Power & Light Company                  A       8.500  02/01/22     500,000       494,031
   Duke Energy Corporation                         AA-     6.375  03/01/08   1,000,000       925,824
   Duquesne Light Company                          BBB+    7.550  06/15/25   1,000,000       897,746
   Enserch Corporation                             BBB     6.564  07/01/05     500,000       476,250
   Florida Power Corporation                       AA-     8.000  12/01/22     500,000       480,984
   Hydro-Quebec                                    A+      7.000  03/01/05     500,000       490,592
   Jersey Central Power & Light Company            A+      6.750  11/01/25     750,000       625,708
   Potomac Edison Company                          A+      7.750  05/01/25     500,000       465,752
   Texas Utilities Company                         BBB+    7.875  03/01/23     750,000       691,050
   Union Electric Company                          AA-     8.750  12/01/21     750,000       775,770
   Virginia Electric Power                         A       8.000  03/01/04   1,000,000     1,013,233
   Western Resources, Inc.                         BB-     6.875  08/01/04     750,000       706,664

FINANCIAL SERVICES - 4.2%
   American General Finance Corporation            A+      8.125  08/15/09   1,000,000     1,014,153
   BHP Finance USA Ltd.                            A-      7.250  03/01/16     500,000       471,907
   Dow Capital BV                                  A       8.700  05/15/22     250,000       255,292
   Fletcher Challenge Capital Canada, Inc.         BBB     8.250  06/20/16     500,000       468,750
   General Electric Capital Corporation            AAA     8.300  09/20/09     500,000       532,688
   General Electric Capital Corporation            AAA     8.000  08/20/14     500,000       490,492
   Household Finance Corporation                   A       6.375  08/01/10   1,000,000       885,440
   IBM Credit Corporation                          A+      6.750  12/24/07     500,000       470,349
   Morgan Stanley Dean Witter                      AA-     6.750  10/15/13   1,000,000       896,070
   Santander Finance Issuances                     A       6.375  02/15/11   1,000,000       885,593
   Sears Roebuck Acceptance Corporation            A-      6.875  10/15/17   1,250,000     1,073,931
   Washington Mutual, Inc.                         BBB     8.250  04/01/10     500,000       497,386



         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                 S & P
                                                 CREDIT                    PRINCIPAL   MARKET
FIXED INCOME SECURITIES                          RATING   COUPON MATURITY  AMOUNT      VALUE
--------------------------------------------------------  ------ --------- ---------   --------
FOOD PROCESSING - 0.5%
   Nabisco, Inc.                                   BBB     7.050  07/15/07 $ 1,000,000 $     892,507

FOOD WHOLESALERS - 0.1%
   Sysco Corporation                               AA-     7.250  04/15/07     250,000       249,689

FOREIGN GOVERNMENT - 1.3%
   Province of Nova Scotia                         A-      7.250  07/27/13   1,000,000       973,000
   Province of Quebec                              A+      7.125  02/09/24   1,000,000       936,578
   Province of Saskatchewan                        A       9.375  12/15/20     525,000       611,548

GROCERY - 0.3%
   SUPERVALU, INC.                                 BBB+    6.640  06/09/06     500,000       473,349

HOTEL / GAMING - 0.6%
   Hilton Hotels Corporation                       BBB-    7.200  12/15/09     750,000       665,241
   Mirage Resorts, Inc.                            BBB-    7.250  08/01/17     500,000       422,457

INDUSTRIAL SERVICES - 0.2%
   ServiceMaster Company                           BBB     7.100  03/01/18     500,000       429,232

INSURANCE - 1.8%
   Ace INA Holdings                                A-      8.300  08/15/06     750,000       755,625
   Allstate Corporation                            A+      7.500  06/15/13   1,000,000       934,602
   CIGNA Corporation                               A       8.250  01/01/07     750,000       761,635
   MBIA, Inc.                                      AA      9.375  02/15/11     950,000     1,040,089

MACHINERY - 0.5%
   Case Corporation                                BBB     7.250  01/15/16     500,000       441,418
   Clark Equipment Company                         A-      8.000  05/01/23     500,000       495,099

MEDICAL SUPPLIES - 0.6%
   Cardinal Health, Inc.                           A       6.000  01/15/06     600,000       555,298
   Johnson & Johnson                               AAA     8.720  11/01/24     550,000       591,081

METALS & MINING - 0.2%
   Placer Dome, Inc.                               BBB     7.750  06/15/15     500,000       447,313




         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                 S & P
                                                 CREDIT                    PRINCIPAL   MARKET
FIXED INCOME SECURITIES                          RATING   COUPON MATURITY  AMOUNT      VALUE
--------------------------------------------------------  ------ --------- ---------   --------
NATURAL GAS - 1.1%
   Columbia Energy Group                           BBB+    7.320  11/28/10 $ 1,000,000 $     914,093
   Enron Corporation                               BBB+    7.000  08/15/23     750,000       650,412
   Southwestern Energy Company                     BBB+    6.700  12/01/05     500,000       476,338

NEWSPAPER - 0.1%
   Knight-Ridder, Inc.                             A       9.875  04/15/09     100,000       115,651

OILFIELD SERVICES - 0.9%
   Noble Drilling Corporation                      A-      7.500  03/15/19   1,000,000       924,421
   Smith International, Inc.                       BBB+    7.000  09/15/07     750,000       713,200

PACKAGING & CONTAINER - 0.2%
   Crown Cork & Seal Company, Inc.                 BBB     8.375  01/15/05     390,000       380,945

PAPER & FOREST PRODUCTS - 0.7%
   Pactiv Corporation                              BBB-    8.125  06/15/17     500,000       477,194
   Weyerhaeuser Company                            A       6.950  08/01/17   1,000,000       887,693

PETROLEUM - 1.3%
   Atlantic Richfield Company                      AA+     8.500  04/01/12   1,000,000     1,077,778
   Louisiana Land & Exploration Company            A-      7.625  04/15/13   1,000,000       964,302
   Phillips Petroleum Company                      BBB     8.860  05/15/22     500,000       502,022

PUBLISHING - 0.3%
   News America Holdings                           BBB-    8.000  10/17/16     500,000       477,906

RAILROAD - 0.6%
   Burlington Northern Santa Fe                    BBB+    8.750  02/25/22   1,000,000     1,053,075

RENTAL AUTO / EQUIPMENT - 0.5%
   Hertz Corporation                               A-      6.625  05/15/08   1,000,000       931,101

RESTAURANT - 0.2%
   Darden Restaurants, Inc.                        BBB+    7.125  02/01/16     500,000       455,665

RETAIL STORE - 0.5%
   Dayton Hudson Corporation                       A-      9.625  02/01/08     200,000       224,119
   Dillard's, Inc.                                 BBB     7.850  10/01/12     500,000       412,451
   J.C. Penney Company                             BBB     8.250  08/15/22     500,000       385,944




         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                 S & P
FIXED INCOME SECURITIES AND                      CREDIT                    PRINCIPAL   MARKET
REPURCHASE AGREEMENTS                            RATING   COUPON MATURITY  AMOUNT      VALUE
--------------------------------------------------------  ------ --------- ---------   --------
SECURITIES BROKERAGE - 1.3%
   Bear Stearns Companies, Inc.                    A       7.250  10/15/06 $   750,000 $     715,705
   Lehman Brothers Holdings, Inc.                  A       8.500  08/01/15   1,000,000     1,000,290
   Merrill Lynch & Company, Inc.                   AA-     7.190  08/07/12     750,000       699,901

SEMICONDUCTOR - 0.5%
   Applied Materials, Inc.                         A-      7.125  10/15/17   1,000,000       910,673

TELECOMMUNICATIONS SERVICE - 3.8%
   AT&T Corporation                                AA-     6.000  03/15/09   1,000,000       890,087
   Bell Canada                                     A+      9.500  10/15/10   1,000,000     1,132,142
   GTE Corporation                                 A+      6.460  04/15/08   1,000,000       928,514
   MCI WorldCom, Inc.                              A-      7.750  03/15/24     750,000       693,853
   Michigan Bell Telephone                         AA-     7.500  02/15/23     750,000       690,982
   New York Telephone Company                      AA      7.375  12/15/11   1,000,000       958,776
   Sprint Capital Corporation                      BBB+    6.900  05/01/19   1,000,000       888,843
   Vodafone Airtouch PLC                           A-      7.500  07/15/06   1,000,000       983,913

TOBACCO - 0.2%
   Philip Morris Companies, Inc.                   A       9.000  01/01/01     400,000       401,819

U.S. GOVERNMENT - 0.5%
   U.S. Treasury - Bond                                    6.625  05/15/07   1,000,000     1,021,250
                                                                                       --------------

TOTAL FIXED-INCOME SECURITIES - 39.0%
   (Cost $78,821,551)                                                                     73,763,568

REPURCHASE AGREEMENTS - 0.5%
   Fifth Third Bank 2 Party Repurchase
   Agreement, 6.35%, due 06/30/00                                                             52,792

   Fifth Third Bank 2 Party Repurchase
   Agreement, 6.62%, due 07/03/00                                                            832,196

TOTAL COMMON STOCK - 59.6%
   (Cost $68,551,287)                                                                    112,572,981
                                                                                       --------------

TOTAL INVESTMENTS IN SECURITIES - 99.1%
   (Cost $148,257,826)                                                                 $ 187,221,537
                                                                                       ==============



         See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
ADVERTISING - 1.5%
   Infinity Broadcasting                            BBB      8.875  06/15/07 $  1,000,000 $   1,033,201
   Lamar Advertising Company                        B        9.625  12/01/06    1,000,000     1,007,007
   News Corporation Ltd.                            BB+      8.750  02/15/06      925,000       890,147

AEROSPACE / DEFENSE - 1.5%
   AAR Corporation                                  BBB      7.250  10/15/03      500,000       479,723
   Boeing Company                                   AA-      9.750  04/01/12    1,000,000     1,156,682
   Lockheed Martin Corporation                      BBB-     7.875  03/15/23      500,000       487,337
   Lockheed Martin Corporation                      BBB-     7.750  04/15/23    1,000,000       914,936

AIR TRANSPORT - 2.8%
   AMR Corporation                                  BBB-     9.000  08/01/12    1,000,000     1,037,258
   Continental Airlines, Inc.                       BB-      8.000  12/15/05    1,230,000     1,125,346
   Delta Air Lines, Inc.                            BBB-    10.375  02/01/11      500,000       537,794
   Federal Express Corporation                      BBB+     7.630  01/01/15    1,000,000       967,184
   Northwest Airlines, Inc.                         BB       8.700  03/15/07    1,000,000       915,760
   United Airlines, Inc.                            BB+     10.250  07/15/21      500,000       489,730
   United Airlines, Inc.                            BB+      9.750  08/15/21      500,000       499,893

AUTO PARTS - 0.7%
   Federal-Mogul Corporation                        BB       7.750  07/01/06    1,000,000       740,860
   Titan Wheel International, Inc.                  B+       8.750  04/01/07    1,000,000       640,000

AUTO & TRUCK - 2.5%
   Ford Motor Company                               A        8.875  11/15/22    2,000,000     2,094,399
   General Motors Corporation                       A        8.100  06/15/24    1,000,000       977,500
   Lear Corporation                                 BB+      8.110  05/15/09    1,000,000       904,699
   TRW, Inc.                                        BBB      9.375  04/15/21    1,000,000     1,083,683

BANK - 8.1%
   ABN AMRO Bank NV                                 AA-      7.300  12/01/26      500,000       451,787
   Banc One Corporation                             A-       7.750  07/15/25    1,000,000       938,792
   Bank of America Corporation                      A       10.200  07/15/15    1,000,000     1,161,268
   Bank of America Corporation                      A        7.125  03/01/09    1,000,000       956,270
   BankBoston Corporation                           A-       6.625  12/01/05    1,000,000       950,402
   Bankers Trust Corporation                        A+       7.500  11/15/15    1,500,000     1,399,630
   Chase Manhattan Corporation                      A        6.125  10/15/08    1,000,000       899,000
   Citicorp                                         A+       7.250  10/15/11    1,000,000       960,617
   Comerica Bank                                    A-       7.125  12/01/13    1,000,000       907,500
   Dresdner Bank - New York                         A+       7.250  09/15/15    1,000,000       945,000


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
BANK - 8.1% (Continued)
   First Union Corporation                          A-       8.000  08/15/09 $  1,000,000 $     990,651
   JPM Capital Trust II                             A        7.950  02/01/27    1,000,000       898,148
   KeyCorp                                          BBB+     6.750  03/15/06    1,000,000       951,715
   National City Corporation                        A-       6.875  05/15/19    1,000,000       867,479
   Republic New York Corporation                    A        9.125  05/15/21    1,000,000     1,085,842
   Royal Bank of Scotland PLC                       A        6.375  02/01/11    1,000,000       885,897
   Swiss Bank Corporation-NY                        AA       7.375  06/15/17    1,000,000       963,073

BEVERAGE - 0.7%
   Anheuser-Busch Companies, Inc.                   A+       7.125  07/01/17    1,500,000     1,410,304

BROADCASTING / CABLE TV - 6.9%
   Adelphia Communications                          BB-      9.500  03/01/05    1,000,000       962,236
   Adelphia Communications                          BB-      9.750  02/15/02      250,000       248,753
   CBS Corporation                                  BBB+     8.625  08/01/12      750,000       789,360
   Chancellor Media Corporation                     B        8.750  06/15/07    1,250,000     1,288,744
   Charter Communications Holdings LLC              B+       8.625  04/01/09    1,500,000     1,320,360
   Comcast Corporation                              BBB-     9.375  05/15/05      500,000       522,500
   Comcast Corporation                              BBB      8.875  04/01/07      500,000       512,739
   Comcast Corporation                              BBB      8.375  11/01/05    1,000,000     1,024,915
   Continental Cablevision, Inc.                    AA-      9.500  08/01/13      500,000       544,849
   CSC Holdings, Inc.                               BB+      7.875  02/15/18      500,000       458,296
   CSC Holdings, Inc.                               BB-      9.875  05/15/06      750,000       765,000
   Fox Family Worldwide, Inc.                       B        9.250  11/01/07    1,250,000     1,111,893
   Rogers Cablesystems Ltd.                         BB+     10.000  03/15/05      500,000       513,750
   Rogers Cablesystems Ltd.                         BB+     10.000  12/01/07      500,000       512,500
   Sinclair Broadcast Group, Inc.                   B       10.000  09/30/05    1,000,000       954,557
   Time Warner, Inc.                                BBB      9.125  01/15/13    1,000,000     1,078,811
   Turner Broadcasting System, Inc.                 BBB      8.375  07/01/13      750,000       769,831
   Young Broadcasting, Inc.                         B        8.750  06/15/07      750,000       690,581

BUILDING MATERIALS - 0.4%
   Building Materials Corporation                   BB       8.000  10/15/07    1,000,000       803,421

CHEMICAL - 1.6%
   Eastman Chemical Company                         BBB+     7.250  01/15/24    1,000,000       884,336
   Union Carbide Chemicals & Plastics Company       BBB      7.875  04/01/23      600,000       592,087
   Witco Corporation                                BBB      6.125  02/01/06      500,000       455,582
   Witco Corporation                                BBB      7.750  04/01/23    1,500,000     1,331,688



          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
COMMERCIAL PRINTING 0.5%
   Valassis Communications                          BBB-     6.625  01/15/09 $  1,000,000 $     901,614

COMPUTER & PERIPHERALS - 0.6%
   Computer Associates International, Inc.          BBB+     6.375  04/15/05    1,250,000     1,153,470

COMPUTER SOFTWARE & SERVICES - 0.5%
   International Business Machines Corporation      A+       8.375  11/01/19    1,000,000     1,091,428

DIVERSIFIED - 1.8%
   Mark IV Industries, Inc.                         BB-      7.500  09/01/07    1,500,000     1,137,290
   Norsk Hydro ASA                                  A        9.000  04/15/12    1,500,000     1,599,303
   Service Corporation International                BB+      7.700  04/15/09    1,550,000       806,000

ELECTRIC & GAS UTILITIES - 9.5%
   Alabama Power Company                            A+       9.000  12/01/24    1,000,000     1,022,868
   Calpine Corporation                              BB+      7.875  04/01/08    1,500,000     1,426,594
   Dayton Power & Light Company                     BBB+     8.150  01/15/26    1,000,000       951,851
   Duke Energy Corporation                          AA-      6.750  08/01/25    1,000,000       847,201
   Florida Power Corporation                        AA-      8.000  12/01/22    1,000,000       961,968
   Hydro-Quebec                                     A+       8.400  01/15/22    1,350,000     1,438,263
   Indianapolis Power & Light Company               AA-      7.050  02/01/24    1,000,000       880,502
   Jersey Central Power & Light Company             A+       6.750  11/01/25    1,000,000       834,278
   New Orleans Public Service, Inc.                 BBB      8.000  03/01/23      600,000       576,600
   Northern Illinois Gas Company                    AA       8.875  08/15/21    1,000,000     1,026,349
   Oklahoma Gas & Electric Company                  A+       7.300  10/15/25    1,500,000     1,356,335
   PG&E Corporation                                 AA-      7.250  03/01/26    1,000,000       879,944
   Potomac Edison Company                           A+       8.000  06/01/24    1,000,000       954,381
   Potomac Electric Power Company                   A        9.000  06/01/21    1,000,000     1,038,241
   Public Service Electric & Gas                    A-       7.000  09/01/24    1,000,000       850,785
   Rocheseter Gas & Electric Corporation            A-       9.375  04/01/21    1,000,000     1,031,132
   Southern California Gas Company                  AA-      8.750  10/01/21    1,000,000     1,004,641
   Virginia Electric Power                          A        8.625  10/01/24    1,000,000     1,000,439
   Western Resources, Inc.                          BBB-     7.650  04/15/23    1,000,000       880,452

ELECTRONICS - 0.7%
   Koninklijke Philips Electronics N.V.             BBB+     7.250  08/15/13    1,500,000     1,406,465

ENTERTAINMENT - 0.5%
   Viacom, Inc.                                     BBB+     8.250  08/01/22    1,000,000       967,146


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
FINANCIAL SERVICES - 4.0%
   Auburn Hills Trust                               A+      12.000  05/01/20 $    400,000 $     574,776
   BHP Finance USA Ltd.                             A-       7.250  03/01/16    1,000,000       943,814
   CRA Finance, Ltd.                                AA-      7.125  12/01/13      500,000       469,360
   Dow Capital BV                                   A        8.700  05/15/22    1,000,000     1,021,168
   Fairfax Financial Holdings                       BBB+     8.250  10/01/15    1,500,000     1,233,750
   Fletcher Challenge Capital Canada, Inc.          BBB      8.250  06/20/16    1,000,000       937,500
   Household Finance Corporation                    A        6.375  08/01/10    1,500,000     1,328,161
   Morgan Stanley Dean Witter                       AA-      6.750  10/15/13    1,250,000     1,120,088
   Sears Roebuck Acceptance Corporation             A-       6.875  10/15/17      500,000       429,572

FOOD PROCESSING - 0.7%
   ConAgra, Inc.                                    BBB      9.750  03/01/21      500,000       570,588
   Nabisco, Inc.                                    BBB      7.550  06/15/15    1,000,000       852,262

GROCERY - 0.9%
   Great Atlantic & Pacific Tea Company             BBB-     7.750  04/15/07    1,000,000       902,500
   Kroger Company                                   BBB-     7.450  03/01/08    1,000,000       957,328

HOMEBUILDING - 3.4%
   Beazer Homes USA, Inc.                           BB-      8.875  04/01/08    1,000,000       929,732
   D.R. Horton, Inc.                                BB      10.000  04/15/06    1,000,000       989,417
   Engle Homes, Inc.                                B+       9.250  02/01/08    1,000,000       831,206
   Kaufman & Broad Home Corporation                 BB+      7.750  10/15/04    1,000,000       923,305
   MDC Holdings, Inc.                               BB       8.375  02/01/08    1,500,000     1,328,713
   Ryland Group, Inc.                               B+       9.625  06/01/04    1,000,000       954,956
   Standard Pacific Corporation                     BB       8.500  06/15/07    1,000,000       904,336

HOTEL / GAMING - 5.5%
   Boyd Gaming Corporation                          BB-      9.250  10/01/03    1,000,000       990,309
   Harrah's Operating Company, Inc.                 BB+      7.875  12/15/05    1,500,000     1,408,181
   Hilton Hotels Corporation                        BBB-     7.200  12/15/09    1,500,000     1,330,482
   HMH Properties, Inc.                             BB       8.450  12/01/08    1,000,000       928,402
   Mandalay Resort Group                            BB-      7.625  07/15/13      450,000       361,601
   Mirage Resorts, Inc.                             BBB-     6.750  02/01/08    1,500,000     1,338,946
   Park Place Entertainment Corporation             BB+      7.875  12/15/05    1,000,000       929,614
   Prime Hospitality Corporation                    BB       9.250  01/15/06    1,000,000       984,684
   Rank Group Finance PLC                           BBB-     7.125  01/15/18    1,000,000       873,473
   Starwood Hotels & Resorts                        BB+      7.375  11/15/15    1,000,000       821,642
   Station Casinos, Inc.                            B+      10.125  03/15/06    1,000,000     1,013,171


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
INDUSTRIAL SERVICES - 0.5%
   Coinmach Corporation                             B       11.750  11/15/05 $  1,000,000 $     952,500

INSURANCE - 4.5%
   Ace INA Holdings                                 A-       8.300  08/15/06    1,000,000     1,007,500
   Aetna Services, Inc.                             A        8.000  01/15/17      824,000       751,900
   American Financial Group, Inc.                   BBB+     7.125  12/15/07    1,000,000       888,309
   CIGNA Corporation                                A        7.650  03/01/23      500,000       457,670
   CNA Financial Corporation                        BBB      6.950  01/15/18      500,000       396,294
   CNA Financial Corporation                        BBB      7.250  11/15/23    1,000,000       830,145
   Continental Corporation                          BBB-     8.375  08/15/12      600,000       550,992
   Loews Corporation                                AA-      7.000  10/15/23    1,000,000       863,343
   MBIA, Inc.                                       AA       8.200  10/01/22    2,000,000     1,908,093
   Metropolitan Life Insurance Company*             A+       7.450  11/01/23      550,000       490,189
   New York Life Insurance Company                  AA-      7.500  12/15/23    1,000,000       900,000

MACHINERY - 0.2%
   Clark Equipment Company                          A-       8.000  05/01/23      500,000       495,099

MEDICAL SERVICES - 0.7%
   Tenet Healthcare Corporation                     BB-      8.625  01/15/07    1,500,000     1,427,416

MEDICAL SUPPLIES - 0.3%
   Cardinal Health, Inc.                            A        6.500  02/15/04      700,000       677,076

METALS & MINING - 1.2%
   Alcan Aluminum Ltd.                              A-       8.875  01/15/22    1,000,000     1,024,296
   Inco Ltd.                                        BB+      9.600  06/15/22      500,000       493,750
   Placer Dome, Inc.                                BBB      7.750  06/15/15    1,000,000       894,626

MORTGAGED BACK SECURITIES - 2.6%
   Ginnie Mae                                       AAA      6.500  12/20/28    1,820,825     1,718,972
   Ginnie Mae                                       AAA      6.500  01/20/29    2,772,374     2,617,294
   Ginnie Mae                                       AAA      6.500  11/20/28      900,244       849,887

NATURAL GAS - 3.0%
   AmeriGas Partners, L.P.                          BB+     10.125  04/15/07    1,200,000     1,209,869
   ANR Pipeline Company                             BBB+     9.625  11/01/21    1,000,000     1,167,055


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
NATURAL GAS - 3.6% (Continued)
   Columbia Energy Group                            BBB+     7.320  11/28/10 $  1,250,000 $   1,142,617
   Ferrellgas Partners, L.P.                        B+       9.375  06/15/06      500,000       485,360
   Louis Dreyfus Natural Gas Corporation            BB+      9.250  06/15/04    1,500,000     1,490,840
   TransCanada Pipelines Ltd.                       A-       7.875  04/01/23      600,000       597,728

NEWSPAPER - 0.5%
   Hollinger International, Inc.                    BB-      9.250  02/01/06      500,000       488,156
   Hollinger International, Inc.                    BB-      9.250  03/15/07      500,000       477,705

OILFIELD SERVICES - 2.9%
   Burlington Resources                             A-       9.125  10/01/21      700,000       782,935
   Husky Oil, Ltd.                                  BBB      7.550  11/15/16    1,000,000       888,667
   Kerr-McGee Corporation                           BBB      7.000  11/01/11    1,500,000     1,386,661
   Offshore Logistics, Inc.                         BB       7.875  01/15/08    1,200,000     1,057,916
   Parker Drilling Company                          B+       9.750  11/15/06      750,000       724,305
   Pride International, Inc.                        BB       9.375  05/01/07    1,000,000     1,001,647

PACKAGING & CONTAINERS - 1.2%
   Crown Cork & Seal Company, Inc.                  BBB      8.000  04/15/23    1,500,000     1,280,299
   Owens-Illinois, Inc.                             BB+      8.100  05/15/07      750,000       700,093
   Owens-Illinois, Inc.                             BB+      7.800  05/15/18      500,000       418,153

PAPER & FOREST PRODUCTS - 1.6%
   Bowater, Inc.                                    BBB      9.500  10/15/12      700,000       763,390
   Champion International Corporation               BBB      7.625  09/01/23    1,500,000     1,345,378
   Georgia-Pacific Corporation                      BBB-     9.125  07/01/22    1,000,000       999,075

PETROLEUM - 2.1%
   Clark USA, Inc.                                  B       10.875  12/01/05      500,000       285,000
   Louisiana Land & Exploration Company             A-       7.625  04/15/13    1,000,000       964,302
   Ocean Energy, Inc.                               BB+      7.625  07/01/05      500,000       474,009
   Ocean Energy, Inc.                               BB-      8.625  08/01/05    1,000,000     1,015,109
   Phillips Petroleum Company                       BBB      8.490  01/01/23    1,000,000       979,145
   Ultramar Diamond Shamrock Corporation            BBB      8.000  04/01/23      600,000       543,000

PUBLISHING - 0.9%
   News America Holdings                            BBB-     8.250  08/10/18    1,000,000       975,986
   Primedia, Inc.                                   BB-     10.250  06/01/04      750,000       759,218


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
                                                  CREDIT                     PRINCIPAL    MARKET
FIXED INCOME SECURITIES                           RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
RAILROAD - 0.7%
   Union Pacific Corporation                        BBB-     8.350  05/01/25 $  1,500,000 $   1,422,293

RECREATION - 1.4%
   Brunswick Corporation                            BBB+     7.375  09/01/23      975,000       866,292
   Speedway Motorsports, Inc.                       B+       8.500  08/15/07    1,000,000       930,000
   The Sports Club Company, Inc.                    B       11.375  03/15/06    1,000,000     1,011,641

RENTAL AUTO / EQUIPMENT - 0.6%
   Hertz Corporation                                A-       6.625  05/15/08    1,200,000     1,117,321

RESTAURANT - 0.7%
   Darden Restaurants, Inc.                         BBB+     7.125  02/01/16    1,500,000     1,366,995

RETAIL STORE - 3.9%
   Dayton Hudson Corporation                        A-       8.500  12/01/22    1,500,000     1,489,166
   Dillard's, Inc.                                  BBB      7.850  10/01/12    1,000,000       824,902
   J.C. Penney Company                              BBB      7.950  04/01/17    1,000,000       753,179
   May Department Stores                            A+       8.300  07/15/26    1,000,000       988,678
   Michaels Stores, Inc.                            BB-     10.875  06/15/06    1,000,000     1,047,500
   Pep Boys-Manny, Moe & Jack                       BB+      7.000  06/01/05    1,000,000       670,000
   Sears, Roebuck & Company                         A-       9.375  11/01/11    1,000,000     1,098,542
   The Limited, Inc.                                BBB+     7.500  03/15/23    1,000,000       929,038

SECURITIES BROKERAGE - 2.5%
   Bear Stearns Companies, Inc.                     A        6.625  01/15/04    1,000,000       957,525
   Goldman Sachs Group L.P.                         A+       8.000  03/01/13    1,000,000       976,767
   Lehman Brothers, Inc.                            A       11.625  05/15/05    1,023,000     1,157,688
   Morgan Stanley Dean Witter                       AA-      7.000  10/01/13    1,000,000       916,619
   Paine Webber Group, Inc.                         BBB+     7.625  02/15/14    1,000,000       931,649

SEMICONDUCTOR - 0.6%
   Applied Materials, Inc.                          A-       7.125  10/15/17    1,250,000     1,138,341

SHOE - 0.5%
   Brown Shoe Company, Inc.                         BB       9.500  10/15/06    1,000,000       989,084

STEEL - 1.1%
   AK Steel Corporation                             BB       9.125  12/15/06    1,500,000     1,441,133
   USX Corporation                                  BBB      9.375  02/15/12      750,000       821,870


          See Notes To Financial Statements

                ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                          JUNE 30, 2000
----------------------------------------------------------------

                                                  S & P
FIXED INCOME SECURITIES AND                       CREDIT                     PRINCIPAL    MARKET
REPURCHASE AGREEMENT                              RATING  COUPON   MATURITY  AMOUNT       VALUE
--------------------------------------------------------- ------   --------- ---------    --------
TELECOMMUNICATIONS SERVICE - 6.4%
   AT&T Corporation                                 AA-      8.125  07/15/24 $    800,000 $     790,740
   AT&T Corporation                                 AA-      8.125  01/15/22      750,000       741,900
   GCI, Inc.                                        B+       9.750  08/01/07    1,000,000       933,804
   Global Crossings Ltd.                            BB       9.625  05/15/08    1,500,000     1,457,643
   GTE Corporation                                  A+       8.750  11/01/21    1,500,000     1,579,029
   Illinois Bell Telephone Company                  AA-      7.250  03/15/24    1,425,000     1,265,623
   MasTec, Inc.                                     BBB-     7.750  02/01/08    1,800,000     1,645,189
   MCI WorldCom, Inc.                               A-       7.750  03/15/24    1,000,000       925,137
   New Jersey Bell Telephone                        A+       7.375  06/01/12    1,000,000       960,000
   New York Telephone Company                       AA       7.375  12/15/11      500,000       479,388
   Rogers Cantel, Inc.                              BB+      9.750  06/01/16    1,000,000     1,085,000
   SBC Communications Capital Corporation           AA-      7.250  07/15/25    1,000,000       892,221

TOBACCO - 0.3%
   Philip Morris Companies, Inc.                    A        8.375  01/15/17      547,000       506,900

TRANSPORTATION - 1.0%
   Gulfmark Offshore, Inc.                          BB-      8.750  06/01/08    1,250,000     1,142,579
   Sea Containers                                   BB-     12.500  12/01/04    1,000,000       825,000

U.S. GOVERNMENT - 0.4%
   U.S. Treasury - Bond                                      6.750  08/15/26      750,000       805,898
                                                                                          --------------

TOTAL FIXED INCOME SECURITIES - 97.7%
   (Cost $209,440,722)                                                                      195,433,123

REPURCHASE AGREEMENT - 0.8%
   Fifth Third Bank 2 Party Repurchase
   Agreement, 6.62%, due 07/03/00                                                             1,579,470
                                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES - 98.5%
   (Cost $211,020,192)                                                                    $ 197,012,593
                                                                                          ==============


* Security exempt from registration under Rule 144A of the Securities Act of 1933


          See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
               JUNE 30, 2000
-------------------------------------------------

                                                     MARKET
COMMON STOCK                                SHARES   VALUE
------------------------------------------  -------- --------
AUTO & TRUCK - 0.7%
  Ford Motor Company                          11,800 $    507,400

BANK - 1.9%
  Bank of America Corporation                 16,300      704,975
  Wells Fargo Company                         15,700      608,375

BEVERAGE - 1.8%
  Coca-Cola Company                           22,300    1,280,856

BIOTECHNOLOGY - 1.2%
  Amgen, Inc.*                                 8,600      604,150
  Biogen, Inc.*                                3,100      199,950

BROADCASTING / CABLE TV - 2.8%
  Comcast Corporation                          6,200      251,100
  The Walt Disney Company                     16,200      631,800
  Time Warner, Inc.                           13,600    1,033,600

CHEMICAL - 0.6%
  duPont, E.I. de Nemours & Company            8,800      385,000

COMPUTER & PERIPHERALS - 15.6%
  Apple Computer, Inc.*                        7,200      377,100
  Cisco Systems, Inc.*                        52,600    3,343,388
  Compaq Computer Corporation                 13,300      339,150
  Dell Computer Corporation*                  21,100    1,040,494
  EMC Corporation*                            19,500    1,486,875
  Hewlett-Packard Company                      8,600    1,069,625
  International Business Machines Corp.       15,300    1,676,306
  Sun Microsystems, Inc.*                     11,800    1,073,063
  VERITAS Software Corporation*                3,825      432,285

COMPUTER SOFTWARE & SERVICES - 10.3%
  Adobe Systems, Inc.                          2,500      325,000
  America Online, Inc.*                       20,600    1,084,075
  Citrix Systems, Inc.*                        7,200      136,350
  CMGI, Inc.*                                  4,300      196,994
  I2 Technologies, Inc.                        1,500      156,398
  Microsoft Corporation*                      41,400    3,312,000
  Oracle Corporation*                         15,000    1,260,938
  Siebel Systems, Inc.*                        4,200      686,963

DIVERSIFIED - 0.7%
  Tyco International, Ltd.                     9,700      457,113

DRUG - 12.9%
  Abbott Laboratories                         14,800      656,750
  American Home Products Corporation          14,600      857,750
  Bristol-Myers Squibb Company                16,200      943,650
  Eli Lilly & Company                          9,500      945,250
  MedImmune, Inc.*                             7,500      555,000
  Merck & Company, Inc.                       21,300    1,618,800
  Pfizer, Inc.                                56,675    2,720,400
  Schering-Plough Corporation                 12,800      648,000

ELECTRICAL EQUIPMENT - 4.3%
  General Electric Company                    57,600    2,980,800

ELECTRONICS - 0.4%
  Agilent Technologies, Inc.*                  3,280      244,333

FINANCIAL SERVICES - 4.4%
  Citigroup, Inc.                             29,750    1,792,438
  Fannie Mae                                   9,300      485,344
  Morgan Stanley Dean Witter & Company         9,400      782,550

FOREIGN TELECOMMUNICATIONS - 1.5%
  Ericsson (LM) Telephone-ADR-Class B         53,600    1,072,000


      See Notes To Financial Statements

ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
               JUNE 30, 2000
-------------------------------------------------

COMMON STOCK AND                                     MARKET
REPURCHASE AGREEMENT                        SHARES   VALUE
------------------------------------------  -------- --------
INSURANCE - 2.5%
  American International Group, Inc.          14,825 $  1,741,938

MEDICAL SUPPLIES - 2.6%
  Johnson & Johnson                           11,600    1,181,750
  Medtronic, Inc.                             12,100      602,731

PETROLEUM - 5.2%
  Exxon Mobil Corporation                     30,572    2,399,902
  Royal Dutch Petroleum Company               20,100    1,237,406

RESTAURANT - 0.5%
  McDonald's Corporation                      11,300      372,194

RETAIL STORE - 4.8%
  Home Depot, Inc.                            18,800      938,825
  Wal-Mart Stores, Inc.                       41,600    2,381,600

SECURITIES BROKERAGE - 0.6%
  Charles Schwab Corporation                  13,700      438,400

SEMICONDUCTOR - 10.1%
  Applied Materials, Inc.*                     5,000      453,125
  Intel Corporation                           28,000    3,743,250
  Linear Technology Corporation                7,400      473,138
  Maxim Integrated Products, Inc.*             6,100      414,419
  Motorola, Inc.                              16,800      488,250
  Texas Instruments, Inc.                     16,600    1,140,213
  Xilinx, Inc.*                                3,500      288,969

TELECOMMUNICATIONS EQUIPMENT - 5.0%
  JDS Uniphase Corporation*                    9,000 $  1,078,875
  Lucent Technologies, Inc.                   27,700    1,616,988
  QUALCOMM Inc.*                               7,650      459,000
  Tellabs, Inc.*                               4,100      280,594

TELECOMMUNICATIONS SERVICE - 7.9%
  AT&T Corporation                            36,412    1,156,081
  Bell Atlantic Corporation                   14,500      735,875
  BellSouth Corporation                       14,900      635,113
  Global Crossing Ltd.*                       12,700      334,169
  GTE Corporation                              9,300      576,600
  MCI WorldCom, Inc.*                         15,900      729,413
  SBC Communications, Inc.                    31,022    1,341,702

TOILETRIES / COSMETICS - 0.9%
  Proctor & Gamble Company                    11,000      629,750
                                                     -------------

TOTAL COMMON STOCK - 99.2%
  (Cost $60,105,743)                                   68,834,651

REPURCHASE AGREEMENT - 1.0%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 6.62%, 07/03/00                              675,739
                                                     -------------

TOTAL INVESTMENTS IN SECURITIES - 100.2%
  (Cost $60,781,482)                                 $ 69,510,390
                                                     ===========


* Securities are non-income producing

      See Notes To Financial Statements

                                 ADVANCE CAPITAL I, INC.
                         STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                     JUNE 30, 2000
-------------------------------------------------------------------------

                                                  EQUITY                                      RETIREMENT     CORNERSTONE
                                                  GROWTH           BOND         BALANCED        INCOME          STOCK
                                               ------------    ------------   ------------   ------------    ------------
ASSETS
  Investments in securities                   $ 142,620,792   $ 52,975,018   $187,221,537   $ 197,012,593   $ 69,510,390

  Cash                                              242,015        255,490        142,715          19,458        385,843
  Receivables
   Dividends and interest                            12,683      1,194,197      1,700,494       4,183,302         17,258
   Securities sold                                   66,237         66,500          7,803               0              0
  Prepaid expenses                                    2,763          1,025          4,065           1,504            729
                                               ------------    ------------   ------------   ------------    ------------

  Total assets                                  142,944,490     54,492,230    189,076,614     201,216,857     69,914,220



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees                          83,265         17,551        110,788          82,821         22,813
   Distribution fees                                    980            373          1,309           1,388            477
  Accounts payable and accrued expenses              12,396          8,445         22,085          23,073          8,837
  Securities purchased                                    0        679,604              0       1,089,208        497,765
  Distributions payable                                   0          3,094          2,784          15,393              0
                                               ------------    ------------   ------------   ------------    ------------

  Total liabilities                                  96,641        709,067        136,966       1,211,883        529,892
                                               ------------    ------------   ------------   ------------    ------------

  Net assets                                  $ 142,847,849   $ 53,783,163   $188,939,648   $ 200,004,974   $ 69,384,328
                                               ============    ============   ============   ============    ============



NET ASSETS
  Paid-in capital                             $  69,983,659   $ 56,171,216   $147,340,272   $ 217,096,224   $ 60,750,671
  Accumulated undistributed net investment
   income (loss)                                   (495,548)             0              0               0         21,247
  Accumulated undistributed net realized
   gain (loss) on investments                     8,595,739       (296,763)     2,635,665      (3,083,651)      (116,498)
  Net unrealized appreciation (depreciation)
   in value of investments                       64,763,999     (2,091,290)    38,963,711     (14,007,599)     8,728,908
                                               ------------    ------------   ------------   ------------    ------------

  Net assets                                  $ 142,847,849   $ 53,783,163   $188,939,648   $ 200,004,974   $ 69,384,328
                                               ============    ============   ============   ============    ============


SHARES OUTSTANDING                                4,626,841      5,803,599     10,837,634      21,527,416      5,106,538
                                               ============    ============   ============   ============    ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                  $       30.87   $       9.27   $      17.43   $        9.29   $      13.59
                                               ============    ============   ============   ============    ============



                     See Notes To Financial Statements

            ADVANCE CAPITAL I, INC.
        STATEMENT OF OPERATIONS (UNAUDITED)
         SIX MONTHS ENDED JUNE 30, 2000
------------------------------------------------------

                                               EQUITY                                RETIREMENT    CORNERSTONE
                                               GROWTH      BOND        BALANCED        INCOME        STOCK
                                               -----------  ----------- ----------  ------------   ---------
INVESTMENT INCOME
   Interest                                    $    26,226 $ 1,936,652 $ 2,771,860 $  8,512,139 $     16,499
   Dividends                                       149,560           0     835,208            0      225,836
                                               -----------  ----------- ----------  ------------   ---------
   Total investment income                         175,786   1,936,652   3,607,068    8,512,139      242,335

EXPENSES
   Paid to affiliates:
     Investment advisory fees                      465,572      93,543     634,368      506,596      124,381
     Distribution fees                             169,922      58,464     224,643      253,298       77,738
   Paid to others:
     Custodial fees                                  5,930       3,225      11,002        9,546        4,557
     Directors fees and expenses                     1,848         641       2,518        2,832          859
     Professional fees                               6,200       2,387       8,422        9,429        2,873
     Shareholder reporting costs                    11,081       3,845      15,103       16,981        5,152
     Registration and filing fees                    6,384       6,204       8,034        1,884        5,356
     Other operating expenses                        4,397       1,199       7,487          982          172
                                               -----------  ----------- ----------  ------------   ---------

   Total expenses                                  671,334     169,508     911,577      801,548      221,088
                                               -----------  ----------- ----------  ------------   ---------

NET INVESTMENT INCOME (LOSS)                      (495,548)  1,767,144   2,695,491    7,710,591       21,247

REALIZED GAIN (LOSS) ON INVESTMENTS
   Proceeds from securities sold                15,602,748   4,025,880   8,666,195   16,551,614      512,919
   Cost of securities sold                      (7,025,264) (4,263,404) (6,032,508) (18,610,505)    (578,829)
                                               -----------  ----------- ----------  ------------   ---------

   Net realized gain (loss) on investments       8,577,484    (237,524)  2,633,687   (2,058,891)     (65,910)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Appreciation, Beginning of year              52,988,226    (888,938) 37,158,327   (9,119,891)   8,276,981
   Appreciation, End of period                  64,763,999  (2,091,290) 38,963,711  (14,007,599)   8,728,908
                                               -----------  ----------- ----------  ------------   ---------

   Net unrealized gain (loss) on investments    11,775,773  (1,202,352)  1,805,384   (4,887,708)     451,927
                                               -----------  ----------- ----------  ------------   ---------

NET GAIN (LOSS) ON INVESTMENTS                  20,353,257  (1,439,876)  4,439,071   (6,946,599)     386,017
                                               -----------  ----------- ----------  ------------   ---------

NET INCREASE  IN NET ASSETS
   RESULTING FROM OPERATIONS                   $19,857,709 $   327,268 $ 7,134,562 $    763,992 $    407,264
                                               ===========  =========== ==========  ============   =========


                  See Notes To Financial Statements

                  ADVANCE CAPITAL I, INC.
                  STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------

                                                                    EQUITY GROWTH                 BOND
                                                                    -------------------------     -------------------------
                                                                    (Unaudited)                   (Unaudited)
                                                                    Six months     Year           Six months     Year
                                                                    ended          ended          ended          ended
                                                                    June 30,       Dec. 31,       June 30,       Dec. 31,
                                                                    2000           1999           2000           1999
                                                                    ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)                                    $   (495,548)  $   (506,105)  $  1,767,144   $    886,545
    Net realized gain (loss) on investments                            8,577,484     13,484,885       (237,524)       (59,239)
    Net unrealized gain (loss) on investments                         11,775,773     23,771,361     (1,202,352)    (1,137,880)
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) in net assets resulting from operations   19,857,709     36,750,141        327,268       (310,574)

  Distributions to Shareholders:
    Net investment income                                                      0              0     (1,767,144)      (886,545)
    Net realized gain on investments                                           0    (13,167,056)             0              0
                                                                      ----------     ----------     ----------     ----------

    Total distributions to shareholders                                        0    (13,167,056)    (1,767,144)      (886,545)

  Share Transactions:
    Net proceeds from sale of shares                                  14,772,062     17,779,839     22,757,389     32,473,007
    Reinvestment of distributions                                              0     13,088,272      1,743,407        846,157
    Cost of shares reacquired                                         (6,296,822)    (7,997,052)    (3,639,493)    (1,506,491)
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) derived from share transactions            8,475,240     22,871,059     20,861,303     31,812,673
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) in net assets                             28,332,949     46,454,144     19,421,427     30,615,554

NET ASSETS
    Beginning of year                                                114,514,900     68,060,756     34,361,736      3,746,182
                                                                      ----------     ----------     ----------     ----------

    End of period                                                   $142,847,849   $114,514,900   $ 53,783,163   $ 34,361,736
                                                                     ===========    ===========    ===========    ===========

NUMBER OF SHARES
    Sold                                                                 510,851        778,469      2,416,745      3,299,723
    Shares issued from reinvestment of distributions                           0        520,408        186,977         86,399
    Reacquired                                                          (216,271)      (361,372)      (387,682)      (151,307)
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) in shares outstanding                        294,580        937,505      2,216,040      3,234,815

    Outstanding:
      Beginning of year                                                4,332,261      3,394,756      3,587,559        352,744
                                                                      ----------     ----------     ----------     ----------

      End of period                                                    4,626,841      4,332,261      5,803,599      3,587,559
                                                                      ===========    ===========    ===========    ===========

        See Notes To Financial Statements

                  ADVANCE CAPITAL I, INC.
                  STATEMENT OF CHANGES IN NET ASSETS - Continued
------------------------------------------------------

                                                                                                  RETIREMENT
                                                                    BALANCED                      INCOME
                                                                    -------------------------     -------------------------
                                                                    (Unaudited)                   (Unaudited)
                                                                    Six months     Year           Six months     Year
                                                                    ended          ended          ended          ended
                                                                    June 30,       Dec. 31,       June 30,       Dec. 31,
                                                                    2000           1999           2000           1999
                                                                    ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)                                    $  2,695,491   $  4,252,731   $  7,710,591   $ 15,417,321
    Net realized gain (loss) on investments                            2,633,687      9,153,404     (2,058,891)    (1,024,760)
    Net unrealized gain (loss) on investments                          1,805,384     (1,368,898)    (4,887,708)   (19,552,510)
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) in net assets resulting from operations    7,134,562     12,037,237        763,992     (5,159,949)

  Distributions to Shareholders:
    Net investment income                                             (2,695,491)    (4,252,731)    (7,710,591)   (15,417,321)
    Net realized gain on investments                                           0     (9,151,425)             0              0
                                                                      ----------     ----------     ----------     ----------

    Total distributions to shareholders                               (2,695,491)   (13,404,156)    (7,710,591)   (15,417,321)

  Share Transactions:
    Net proceeds from sale of shares                                  25,503,917     48,211,699      3,436,234     18,057,451
    Reinvestment of distributions                                      2,674,838     13,332,203      7,606,929     15,215,852
    Cost of shares reacquired                                        (12,894,235)   (16,843,598)   (13,882,482)   (24,126,037)
                                                                      ----------     ----------     ----------     ----------

    Net increase derived from share transactions                      15,284,520     44,700,304     (2,839,319)     9,147,266
                                                                      ----------     ----------     ----------     ----------

    Net increase (decrease) in net assets                             19,723,591     43,333,385     (9,785,918)   (11,430,004)

NET ASSETS
    Beginning of year                                                169,216,057    125,882,672    209,790,892    221,220,896
                                                                      ----------     ----------     ----------     ----------

    End of period                                                   $188,939,648   $169,216,057   $200,004,974   $209,790,892
                                                                      ==========     ==========     ==========     ==========

NUMBER OF SHARES
    Sold                                                               1,491,878      2,778,565        365,893      1,760,916
    Shares issued from reinvestment of distributions                     155,087        789,121        812,896      1,516,528
    Reacquired                                                          (749,433)      (974,501)    (1,478,111)    (2,398,897)
                                                                      ----------     ----------     ----------     ----------

    Net increase in shares outstanding                                   897,532      2,593,185       (299,322)       878,547

    Outstanding:
      Beginning of year                                                9,940,102      7,346,917     21,826,738     20,948,191
                                                                      ----------     ----------     ----------     ----------

      End of period                                                   10,837,634      9,940,102     21,527,416     21,826,738
                                                                      ==========     ==========     ==========     ==========

        See Notes To Financial Statements

                  ADVANCE CAPITAL I, INC.
                  STATEMENT OF CHANGES IN NET ASSETS - Continued
------------------------------------------------------

                                                                    CORNERSTONE
                                                                    STOCK
                                                                    -------------------------
                                                                    (Unaudited)
                                                                    Six months     Year
                                                                    ended          ended
                                                                    June 30,       Dec. 31,
                                                                    2000           1999
                                                                    ----------     ----------
INCREASE IN NET ASSETS
  Operations:
    Net investment income                                           $     21,247   $     30,640
    Net realized loss on investments                                     (65,910)       (50,588)
    Net unrealized gain on investments                                   451,927      8,043,707
                                                                      ----------     ----------

    Net increase in net assets resulting from operations                 407,264      8,023,759

  Distributions to Shareholders:
    Net investment income                                                      0        (30,640)
    Net realized gain on investments                                           0              0
                                                                      ----------     ----------

    Total distributions to shareholders                                        0        (30,640)

  Share Transactions:
    Net proceeds from sale of shares                                  19,612,639     38,198,551
    Reinvestment of distributions                                              0         30,541
    Cost of shares reacquired                                         (2,991,087)    (1,182,988)
                                                                      ----------     ----------

    Net increase derived from share transactions                      16,621,552     37,046,104
                                                                      ----------     ----------

    Net increase in net assets                                        17,028,816     45,039,223
NET ASSETS

    Beginning of year                                                 52,355,512      7,316,289
                                                                      ----------     ----------

    End of period                                                   $ 69,384,328   $ 52,355,512
                                                                      ==========     ==========
NUMBER OF SHARES

    Sold                                                               1,465,754      3,258,482
    Shares issued from reinvestment of distributions                           0          2,254
    Reacquired                                                          (223,156)       (96,076)
                                                                      ----------     ----------

    Net increase in shares outstanding                                 1,242,598      3,164,660

    Outstanding:
      Beginning of year                                                3,863,940        699,280
                                                                      ----------     ----------

      End of period                                                    5,106,538      3,863,940
                                                                      ==========     ==========

        See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland
Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company
(a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Bond Fund, Balanced Fund,
Retirement Income Fund and Cornerstone Stock Fund.


NOTE 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements.
Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION

     Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

REPURCHASE AGREEMENTS

     The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller,the realization or retention of the collateral may be subject to legal proceedings.

EXPENSES
     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

FEDERAL INCOME TAXES

     It is each fund's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

DIVIDENDS

     Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

OTHER

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

NOTE 3.  TRANSACTIONS WITH AFFILIATES
		      Advance Capital Management, Inc.
(MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance

Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced Funds for the first $200 million and .55% of the average daily net assets exceeding $200 million, .50% of the average daily net assets of the Retirement Income Fund for the first
$200 million and .4% on the average daily net assets exceeding
$200 million, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $1,824,460 by MANAGEMENT for the six months ended June 30, 2000. The COMPANY was charged distribution fees of $784,065 by SERVICES for the six months ended June 30, 2000. At June 30, 2000 an employee retirement plan sponsored by SERVICES owned 83,745 shares (1.9%) of the Equity Growth Fund, 309 shares (0.0%) of the Balanced Fund and 13,962 shares (0.3%) of the Cornerstone Stock Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer plus $250 per meeting attended.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000 were as follows:


	     Equity			          Retirement	Cornerstone
	     Growth	    Bond	Balanced    Income	   Stock
           -----------  -----------  -----------  -----------  ------------
Purchases  $24,050,443	$24,049,109  $23,257,413  $14,095,128	$16,954,534
Sales	    15,602,748	  4,025,880    8,666,196   16,551,614	    512,919

     	The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:

	  Equity                       Retirement  Cornerstone
	  Growth      Bond   Balanced    Income       Stock
          ------   --------  --------  ----------  -----------
Purchases   None       None      None        None        None
Sales       None   $959,242      None    $247,188        None



     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 2000 were as follows:

	         Equity                             Retirement     Cornerstone
	         Growth         Bond     Balanced      Income         Stock
              -----------  ---------   -----------   ----------   -----------
Appreciation  $70,070,176   $163,552   $49,045,939   $1,706,990   $13,715,730
Depreciation    5,306,177  2,254,842    10,082,228   15,714,589     4,986,822



NOTE 5.  CAPITAL LOSS CARRYOVERS

     For 1999, the Company utilized $299,574 of capital loss carryovers in the Equity Growth Fund. At December 31, 1999, capital loss carryovers and their expiration dates were as follows:

				         Retirement    Cornerstone
		 	        Bond	   Income	  Stock
                              -------    ----------     ----------
	December 31, 2007     $59,239    $1,024,760      $50,588


NOTE 6.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

ADVANCE CAPITAL I, INC.

INVESTMENT ADVISER:                     ADVANCE CAPITAL I, INC.
Advance Capital Management, Inc.        An investment company with five funds
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)      EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.          BOND FUND
100 East Pratt Street                   BALANCED FUND
Baltimore, Maryland 21202               RETIREMENT INCOME FUND
                                        CORNERSTONE STOCK FUND
DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Richard W. Holtcamp
Dennis D. Johnson
Harry Kalajian
Thomas L. Saeli
John C. Shoemaker
                                        SEMI-ANNUAL REPORT
                                        JUNE 30, 2000
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